Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TIAA-CREF Funds
Entity Central Index Key	0001084380
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000162544 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Blend Index Fund (Formerly known as TIAA-CREF Small Cap Blend Index Fund)
Class Name	Class I Shares (Formerly known as Advisor Class)
Trading Symbol	TRHBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$28	0.24%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.24%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Blend Index Fund’s total return for Class I Shares at net asset value (NAV) was 33.79% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 2000 Index, returned 34.07%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. Aside from the contribution from the Fund’s participation in a securities lending program, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	33.79%	8.44%	8.65%

Russell 3000® Index	37.86%	14.60%	13.39%

Russell 2000® Index	34.07%	8.50%	8.67%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,521,268,328
Holdings Count | Holding	1,971
Advisory Fees Paid, Amount	$ 1,353,797
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$3,521,268,328

Total number of portfolio holdings	1,971

Portfolio turnover (%)	18%

Total management fees paid for the year	$1,353,797

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Small‑Cap Blend Index Fund to Nuveen Small Cap Blend Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Small‑Cap Blend Index Fund to Nuveen Small Cap Blend Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014624 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Blend Index Fund (Formerly known as TIAA-CREF Small Cap Blend Index Fund
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TISBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$7	0.06%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Blend Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 34.11% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 2000 Index, returned 34.07%.

•  Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•  The Fund had a risk profile similar to that of its benchmark. Aside from the contribution from the Fund’s participation in a securities lending program, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year
Class R6 Shares at NAV	34.11%	8.61%	8.09%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,521,268,328
Holdings Count | Holding	1,971
Advisory Fees Paid, Amount	$ 1,353,797
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$3,521,268,328
Total number of portfolio holdings	1,971
Portfolio turnover (%)	18%
Total management fees paid for the year	$1,353,797

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Small‑Cap Blend Index Fund to Nuveen Small Cap Blend Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Small‑Cap Blend Index Fund to Nuveen Small Cap Blend Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014625 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Blend Index Fund (Formerly known as TIAA-CREF Small Cap Blend Index Fund)
Class Name	Retirement Class Shares
Trading Symbol	TRBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.31%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.31%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Blend Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 33.71% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 2000 Index, returned 34.07%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. Aside from the contribution from the Fund’s participation in a securities lending program, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	33.71%	8.34%	7.82%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 3,521,268,328
Holdings Count | Holding	1,971
Advisory Fees Paid, Amount	$ 1,353,797
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of October 31, 2024)

Fund net assets	$3,521,268,328

Total number of portfolio holdings	1,971

Portfolio turnover (%)	18%

Total management fees paid for the year	$1,353,797

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Small-Cap Blend Index Fund to Nuveen Small Cap Blend Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Small-Cap Blend Index Fund to Nuveen Small Cap Blend Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000171525 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund (Formerly known as TIAA-CREF Quant Small/Mid‑Cap Equity Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TSMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$92	0.77%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.77%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small/Mid Cap Equity Fund returned 38.04% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the Russell 2500 Index, which returned 33.08%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to AppLovin Corporation and Super Micro Computer, Inc.

»   Security selection in the industrials sector, led by overweights to Vertiv Holdings Co. and Comfort Systems USA, Inc.

»   Security selection in the utilities sector, led by overweights to Vistra Corp. and NRG Energy, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including a lack of exposure to Carvana Co.

»   Security selection in the communication services sector, including overweights to Eventbrite, Inc. and Yelp Inc.

»   An overweight to SSR Mining Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/5/16)

Class A Shares at NAV (excluding maximum sales charge)	38.04%	13.21%	12.74%

Class A at maximum sales charge (Offering Price)	30.09%	11.88%	11.93%

Russell 3000® Index	37.86%	14.60%	13.79%

Russell 2500™ Index	33.08%	9.81%	9.77%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,376,965,092
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 5,497,265
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,376,965,092

Total number of portfolio holdings	357

Portfolio turnover (%)	86%

Total management fees paid for the year	$5,497,265

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small/Mid‑Cap Equity Fund to Nuveen Quant Small/Mid Cap Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small/Mid‑Cap Equity Fund to Nuveen Quant Small/Mid Cap Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171522 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund (Formerly known as TIAA-CREF Quant Small/Mid‑Cap Equity Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TSMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$68	0.57%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.57%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small/Mid Cap Equity Fund returned 38.36% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the Russell 2500 Index, which returned 33.08%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to AppLovin Corporation and Super Micro Computer, Inc.

»   Security selection in the industrials sector, led by overweights to Vertiv Holdings Co. and Comfort Systems USA, Inc.

»   Security selection in the utilities sector, led by overweights to Vistra Corp. and NRG Energy, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including a lack of exposure to Carvana Co.

»   Security selection in the communication services sector, including overweights to Eventbrite, Inc. and Yelp Inc.

»   An overweight to SSR Mining Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/5/16)

Class I Shares at NAV	38.36%	13.46%	13.07%

Russell 3000® Index	37.86%	14.60%	13.79%

Russell 2500™ Index	33.08%	9.81%	9.77%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,376,965,092
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 5,497,265
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,376,965,092

Total number of portfolio holdings	357

Portfolio turnover (%)	86%

Total management fees paid for the year	$5,497,265

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small/Mid‑Cap Equity Fund to Nuveen Quant Small/Mid Cap Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small/Mid‑Cap Equity Fund to Nuveen Quant Small/Mid Cap Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171524 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund (Formerly known as TIAA-CREF Quant Small/Mid‑Cap Equity Fund)
Class Name	Premier Class Shares
Trading Symbol	TSMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$76	0.64%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.64%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small/Mid Cap Equity Fund returned 38.28% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the Russell 2500 Index, which returned 33.08%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to AppLovin Corporation and Super Micro Computer, Inc.

»   Security selection in the industrials sector, led by overweights to Vertiv Holdings Co. and Comfort Systems USA, Inc.

»   Security selection in the utilities sector, led by overweights to Vistra Corp. and NRG Energy, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including a lack of exposure to Carvana Co.

»   Security selection in the communication services sector, including overweights to Eventbrite, Inc. and Yelp Inc.

»   An overweight to SSR Mining Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/5/16)

Premier Class Shares at NAV	38.28%	13.40%	12.96%

Russell 3000® Index	37.86%	14.60%	13.79%

Russell 2500™ Index	33.08%	9.81%	9.77%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,376,965,092
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 5,497,265
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,376,965,092

Total number of portfolio holdings	357

Portfolio turnover (%)	86%

Total management fees paid for the year	$5,497,265

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small/Mid‑Cap Equity Fund to Nuveen Quant Small/Mid Cap Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small/Mid‑Cap Equity Fund to Nuveen Quant Small/Mid Cap Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171523 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund (Formerly known as TIAA-CREF Quant Small/Mid‑Cap Equity Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TSMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$56	0.47%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.47%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small/Mid Cap Equity Fund returned 38.51% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the Russell 2500 Index, which returned 33.08%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to AppLovin Corporation and Super Micro Computer, Inc.

»   Security selection in the industrials sector, led by overweights to Vertiv Holdings Co. and Comfort Systems USA, Inc.

»   Security selection in the utilities sector, led by overweights to Vistra Corp. and NRG Energy, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including a lack of exposure to Carvana Co.

»   Security selection in the communication services sector, including overweights to Eventbrite, Inc. and Yelp Inc.

»   An overweight to SSR Mining Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/5/16)

Class R6 Shares at NAV	38.51%	13.59%	13.14%

Russell 3000® Index	37.86%	14.60%	13.79%

Russell 2500™ Index	33.08%	9.81%	9.77%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,376,965,092
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 5,497,265
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,376,965,092

Total number of portfolio holdings	357

Portfolio turnover (%)	86%

Total management fees paid for the year	$5,497,265

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small/Mid‑Cap Equity Fund to Nuveen Quant Small/Mid Cap Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small/Mid‑Cap Equity Fund to Nuveen Quant Small/Mid Cap Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171521 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund (Formerly known as TIAA-CREF Quant Small/Mid‑Cap Equity Fund)
Class Name	Retirement Class Shares
Trading Symbol	TSMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$85	0.71%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.71%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small/Mid Cap Equity Fund returned 38.18% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the Russell 2500 Index, which returned 33.08%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to AppLovin Corporation and Super Micro Computer, Inc.

»   Security selection in the industrials sector, led by overweights to Vertiv Holdings Co. and Comfort Systems USA, Inc.

»   Security selection in the utilities sector, led by overweights to Vistra Corp. and NRG Energy, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including a lack of exposure to Carvana Co.

»   Security selection in the communication services sector, including overweights to Eventbrite, Inc. and Yelp Inc.

»   An overweight to SSR Mining Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/5/16)

Retirement Class Shares at NAV	38.18%	13.31%	12.86%

Russell 3000® Index	37.86%	14.60%	13.79%

Russell 2500™ Index	33.08%	9.81%	9.77%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,376,965,092
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 5,497,265
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,376,965,092

Total number of portfolio holdings	357

Portfolio turnover (%)	86%

Total management fees paid for the year	$5,497,265

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small/Mid‑Cap Equity Fund to Nuveen Quant Small/Mid Cap Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small/Mid‑Cap Equity Fund to Nuveen Quant Small/Mid Cap Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202769 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund (Formerly known as TIAA-CREF Quant Small/Mid‑Cap Equity Fund)
Class Name	Class W Shares
Trading Symbol	TSMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small/Mid Cap Equity Fund returned 39.23% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the Russell 2500 Index, which returned 33.08%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to AppLovin Corporation and Super Micro Computer, Inc.

»   Security selection in the industrials sector, led by overweights to Vertiv Holdings Co. and Comfort Systems USA, Inc.

»   Security selection in the utilities sector, led by overweights to Vistra Corp. and NRG Energy, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including a lack of exposure to Carvana Co.

»   Security selection in the communication services sector, including overweights to Eventbrite, Inc. and Yelp Inc.

»   An overweight to SSR Mining Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	39.23%	14.13%	11.58%

Russell 3000® Index	37.86%	14.60%	12.76%

Russell 2500™ Index	33.08%	9.81%	7.59%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,376,965,092
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 5,497,265
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,376,965,092

Total number of portfolio holdings	357

Portfolio turnover (%)	86%

Total management fees paid for the year	$5,497,265

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small/Mid‑Cap Equity Fund to Nuveen Quant Small/Mid Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small/Mid‑Cap Equity Fund to Nuveen Quant Small/Mid Cap Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014655 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund (Formerly known as TIAA-CREF Mid‑Cap Value Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TCMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$89	0.76%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.76%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Value Fund returned 34.06% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund performed in line with the Russell Mid Cap Value Index, which returned 34.03%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Howmet Aerospace Inc. and United Rentals, Inc.

»   An underweight to the consumer staples sector, including a lack of exposure to Dollar Tree, Inc. Ad Dollar General Corporation.

»   An overweight to Royal Caribbean Group.

•  Top detractors from relative performance

»   An overweight to Humana Inc.

»   Security selection in the real estate sector, including overweights to EastGroup Properties, Inc. And Rexford Industrial Realty, Inc.

»   Security selection in the financials sector, including overweights to Everest Group, Ltd. and Flagstar Financial, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	34.06%	9.02%	7.00%

Class A at maximum sales charge (Offering Price)	26.39%	7.74%	6.37%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Value Index	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,848,140,346
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 7,641,444
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,848,140,346

Total number of portfolio holdings	77

Portfolio turnover (%)	48%

Total management fees paid for the year	$7,641,444

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Value Fund to Nuveen Mid Cap Value Fund.
•	Fund merger: Nuveen Mid Cap Value 1 Fund has been approved for merger into the Nuveen Mid Cap Value Fund by the Funds’ Board of Directors/Trustees. Merger is pending shareholder approval.
•	Portfolio manager update: Effective March 1, 2024, Karen Bowie, CFA and David Johnson, CFA were added as portfolio managers of the Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Value Fund to Nuveen Mid Cap Value Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162562 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund (Formerly known as TIAA-CREF Mid‑Cap Value Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TRVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$68	0.58%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.58%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Value Fund returned 34.43% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell Mid Cap Value Index, which returned 34.03%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Howmet Aerospace Inc. and United Rentals, Inc.

»   An underweight to the consumer staples sector, including a lack of exposure to Dollar Tree, Inc. Ad Dollar General Corporation.

»   An overweight to Royal Caribbean Group.

•  Top detractors from relative performance

»   An overweight to Humana Inc.

»   Security selection in the real estate sector, including overweights to EastGroup Properties, Inc. And Rexford Industrial Realty, Inc.

»   Security selection in the financials sector, including overweights to Everest Group, Ltd. and Flagstar Financial, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	34.43%	9.24%	8.17%

Russell 3000® Index	37.86%	14.60%	13.39%

Russell Midcap® Value Index	34.03%	9.93%	9.48%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,848,140,346
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 7,641,444
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,848,140,346

Total number of portfolio holdings	77

Portfolio turnover (%)	48%

Total management fees paid for the year	$7,641,444

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Value Fund to Nuveen Mid Cap Value Fund.
•	Fund merger: Nuveen Mid Cap Value 1 Fund has been approved for merger into the Nuveen Mid Cap Value Fund by the Funds’ Board of Directors/Trustees. Merger is pending shareholder approval.
•	Portfolio manager update: Effective March 1, 2024, Karen Bowie, CFA and David Johnson, CFA were added as portfolio managers of the Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Value Fund to Nuveen Mid Cap Value Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000079569 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund (Formerly known as TIAA-CREF Mid‑Cap Value Fund)
Class Name	Premier Class Shares
Trading Symbol	TRVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$71	0.61%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.61%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Value Fund returned 34.34% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell Mid Cap Value Index, which returned 34.03%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Howmet Aerospace Inc. and United Rentals, Inc.

»   An underweight to the consumer staples sector, including a lack of exposure to Dollar Tree, Inc. Ad Dollar General Corporation.

»   An overweight to Royal Caribbean Group.

•  Top detractors from relative performance

»   An overweight to Humana Inc.

»   Security selection in the real estate sector, including overweights to EastGroup Properties, Inc. And Rexford Industrial Realty, Inc.

»   Security selection in the financials sector, including overweights to Everest Group, Ltd. and Flagstar Financial, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	34.34%	9.18%	7.16%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Value Index	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,848,140,346
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 7,641,444
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,848,140,346

Total number of portfolio holdings	77

Portfolio turnover (%)	48%

Total management fees paid for the year	$7,641,444

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Value Fund to Nuveen Mid Cap Value Fund.
•	Fund merger: Nuveen Mid Cap Value 1 Fund has been approved for merger into the Nuveen Mid Cap Value Fund by the Funds’ Board of Directors/Trustees. Merger is pending shareholder approval.
•	Portfolio manager update: Effective March 1, 2024, Karen Bowie, CFA and David Johnson, CFA were added as portfolio managers of the Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Value Fund to Nuveen Mid Cap Value Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014654 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund (Formerly known as TIAA-CREF Mid‑Cap Value Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TIMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$54	0.46%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.46%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Value Fund returned 34.58% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell Mid Cap Value Index, which returned 34.03%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Howmet Aerospace Inc. and United Rentals, Inc.

»   An underweight to the consumer staples sector, including a lack of exposure to Dollar Tree, Inc. Ad Dollar General Corporation.

»   An overweight to Royal Caribbean Group.

•  Top detractors from relative performance

»   An overweight to Humana Inc.

»   Security selection in the real estate sector, including overweights to EastGroup Properties, Inc. And Rexford Industrial Realty, Inc.

»   Security selection in the financials sector, including overweights to Everest Group, Ltd. and Flagstar Financial, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	34.58%	9.35%	7.33%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Value Index	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,848,140,346
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 7,641,444
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,848,140,346

Total number of portfolio holdings	77

Portfolio turnover (%)	48%

Total management fees paid for the year	$7,641,444

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Value Fund to Nuveen Mid Cap Value Fund.
•	Fund merger: Nuveen Mid Cap Value 1 Fund has been approved for merger into the Nuveen Mid Cap Value Fund by the Funds’ Board of Directors/Trustees. Merger is pending shareholder approval.
•	Portfolio manager update: Effective March 1, 2024, Karen Bowie, CFA and David Johnson, CFA were added as portfolio managers of the Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Value Fund to Nuveen Mid Cap Value Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014656 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund (Formerly known as TIAA-CREF Mid‑Cap Value Fund)
Class Name	Retirement Class Shares
Trading Symbol	TRVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$83	0.71%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.71%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Value Fund returned 34.26% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund performed in line with the Russell Mid Cap Value Index, which returned 34.03%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Howmet Aerospace Inc. and United Rentals, Inc.

»   An underweight to the consumer staples sector, including a lack of exposure to Dollar Tree, Inc. Ad Dollar General Corporation.

»   An overweight to Royal Caribbean Group.

•  Top detractors from relative performance

»   An overweight to Humana Inc.

»   Security selection in the real estate sector, including overweights to EastGroup Properties, Inc. And Rexford Industrial Realty, Inc.

»   Security selection in the financials sector, including overweights to Everest Group, Ltd. and Flagstar Financial, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	34.26%	9.08%	7.06%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Value Index	34.03%	9.93%	8.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,848,140,346
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 7,641,444
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,848,140,346

Total number of portfolio holdings	77

Portfolio turnover (%)	48%

Total management fees paid for the year	$7,641,444

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Value Fund to Nuveen Mid Cap Value Fund.
•	Fund merger: Nuveen Mid Cap Value 1 Fund has been approved for merger into the Nuveen Mid Cap Value Fund by the Funds’ Board of Directors/Trustees. Merger is pending shareholder approval.
•	Portfolio manager update: Effective March 1, 2024, Karen Bowie, CFA and David Johnson, CFA were added as portfolio managers of the Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Value Fund to Nuveen Mid Cap Value Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162565 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Index Fund (Formerly known as TIAA-CREF Large Cap Value Index Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	THCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.17%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Index Fund’s total return for Class I Shares at net asset value (NAV) was 30.76% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 1000 Value Index, returned 30.98%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	30.76%	9.98%	9.72%

Russell 1000® Index	38.07%	15.00%	13.71%

Russell 1000® Value Index	30.98%	10.14%	9.89%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,867,424,331
Holdings Count | Holding	873
Advisory Fees Paid, Amount	$ 3,870,824
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$10,867,424,331

Total number of portfolio holdings	873

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 3,870,824

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Index Fund to Nuveen Large Cap Value Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Index Fund to Nuveen Large Cap Value Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014662 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Index Fund (Formerly known as TIAA-CREF Large Cap Value Index Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TILVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment

Class R6 Shares	$6	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 30.90% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 1000 Value Index, returned 30.98%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	30.90%	10.12%	8.83%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,867,424,331
Holdings Count | Holding	873
Advisory Fees Paid, Amount	$ 3,870,824
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$10,867,424,331

Total number of portfolio holdings	873

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 3,870,824

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Index Fund to Nuveen Large Cap Value Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Index Fund to Nuveen Large Cap Value Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014663 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Index Fund (Formerly known as TIAA-CREF Large Cap Value Index Fund)
Class Name	Retirement Class Shares
Trading Symbol	TRCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment

Retirement Class Shares	$35	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 30.56% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 1000 Value Index, returned 30.98%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	30.56%	9.84%	8.55%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,867,424,331
Holdings Count | Holding	873
Advisory Fees Paid, Amount	$ 3,870,824
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$10,867,424,331

Total number of portfolio holdings	873

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 3,870,824

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Index Fund to Nuveen Large Cap Value Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Index Fund to Nuveen Large Cap Value Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000090854 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund (Formerly known as TIAA-CREF Emerging Markets Equity Index Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TEQKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$55	0.49%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Index Fund’s total return for Class A Shares at net asset value (NAV) was 22.88% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 25.32%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	22.88%	3.04%	2.77%

Class A at maximum sales charge (Offering Price)	15.86%	1.82%	2.16%

MSCI Emerging Markets Index	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 7,041,720,388
Holdings Count | Holding	1,295
Advisory Fees Paid, Amount	$ 6,285,753
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of October 31, 2024)

Fund net assets	$7,041,720,388

Total number of portfolio holdings	1,295

Portfolio turnover (%)	5%

Total management fees paid for the year	$6,285,753

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Index Fund to Nuveen Emerging Markets Equity Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up-front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Index Fund to Nuveen Emerging Markets Equity Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000162589 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund (Formerly known as TIAA-CREF Equity Index Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TEQHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$32	0.29%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Index Fund’s total return for Class I Shares at net asset value (NAV) was 23.14% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 25.32%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)
Class I Shares at NAV	23.14%	3.23%	5.63%
MSCI Emerging Markets Index	25.32%	3.93%	6.21%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 7,041,720,388
Holdings Count | Holding	1,295
Advisory Fees Paid, Amount	$ 6,285,753
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of October 31, 2024)

Fund net assets	$7,041,720,388

Total number of portfolio holdings	1,295

Portfolio turnover (%)	5%

Total management fees paid for the year	$6,285,753

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Index Fund to Nuveen Emerging Markets Equity Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Index Fund to Nuveen Emerging Markets Equity Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000090856 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund (Formerly known as TIAA-CREF Emerging Markets Equity Index Fund)
Class Name	Premier Class Shares
Trading Symbol	TEQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$35	0.31%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.31%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Index Fund’s total return for Premier Class Shares at net asset value (NAV) was 23.22% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 25.32%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	23.22%	3.24%	3.00%

MSCI Emerging Markets Index	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 7,041,720,388
Holdings Count | Holding	1,295
Advisory Fees Paid, Amount	$ 6,285,753
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of October 31, 2024)

Fund net assets	$7,041,720,388

Total number of portfolio holdings	1,295

Portfolio turnover (%)	5%

Total management fees paid for the year	$6,285,753

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Index Fund to Nuveen Emerging Markets Equity Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Index Fund to Nuveen Emerging Markets Equity Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000090857 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund (Formerly known as TIAA-CREF Emerging Markets Equity Index Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TEQLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$18	0.16%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 23.43% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 25.32%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	23.43%	3.40%	3.15%

MSCI Emerging Markets Index	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 7,041,720,388
Holdings Count | Holding	1,295
Advisory Fees Paid, Amount	$ 6,285,753
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of October 31, 2024)

Fund net assets	$7,041,720,388

Total number of portfolio holdings	1,295

Portfolio turnover (%)	5%

Total management fees paid for the year	$6,285,753

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Index Fund to Nuveen Emerging Markets Equity Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Index Fund to Nuveen Emerging Markets Equity Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000090855 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund (Formerly known as TIAA-CREF Emerging Markets Equity Index Fund)
Class Name	Retirement Class Shares
Trading Symbol	TEQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$46	0.41%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.41%	[19]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 23.07% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 25.32%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year
Retirement Class Shares at NAV	23.07%	3.12%	2.89%
MSCI Emerging Markets Index	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,041,720,388
Holdings Count | Holding	1,295
Advisory Fees Paid, Amount	$ 6,285,753
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$7,041,720,388
Total number of portfolio holdings	1,295
Portfolio turnover (%)	5%
Total management fees paid for the year	$6,285,753

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Index Fund to Nuveen Emerging Markets Equity Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Index Fund to Nuveen Emerging Markets Equity Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202764 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund (Formerly known as TIAA-CREF Emerging Markets Equity Index Fund)
Class Name	Class W Shares
Trading Symbol	TENWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Index Fund’s total return for Class W Shares at net asset value (NAV) was 23.54% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 25.32%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)
Class W Shares at NAV	23.54%	3.57%	3.35%
MSCI Emerging Markets Index	25.32%	3.93%	3.57%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,041,720,388
Holdings Count | Holding	1,285
Advisory Fees Paid, Amount	$ 6,285,753
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$7,041,720,388
Total number of portfolio holdings	1,285
Portfolio turnover (%)	5%
Total management fees paid for the year	$6,285,753

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Index Fund to Nuveen Emerging Markets Equity Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Index Fund to Nuveen Emerging Markets Equity Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033280 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund (Formerly known as TIAA-CREF Large‑Cap Growth Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TIRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$83	0.69%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.69%	[21]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Growth Fund returned 40.13% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Growth Index, which returned 43.77%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by a lack of exposure to Adobe Inc. and an overweight to Broadcom Inc.

»   An overweight to Meta Platforms Inc.

»   An overweight to Uber Technologies, Inc.

•  Top detractors from relative performance

»   An overweight to Boeing Company.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to Align Technology, Inc.

»   Security selection in the consumer staples sector, including an overweight to Estee Lauder Companies Inc and an out‑of‑benchmark position in Davide Campari-Milano N.V.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	40.13%	16.06%	14.22%

Class A at maximum sales charge (Offering Price)	32.05%	14.69%	13.54%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,213,306,652
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 24,075,401
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,213,306,652

Total number of portfolio holdings	59

Portfolio turnover (%)	28%

Total management fees paid for the year	$24,075,401

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Fund to Nuveen Large Cap Growth Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Fund to Nuveen Large Cap Growth Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162568 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund (Formerly known as TIAA-CREF Large‑Cap Growth Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TILHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$60	0.50%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.50%	[22]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Growth Fund returned 40.40% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Growth Index, which returned 43.77%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by a lack of exposure to Adobe Inc. and an overweight to Broadcom Inc.

»   An overweight to Meta Platforms Inc.

»   An overweight to Uber Technologies, Inc.

•  Top detractors from relative performance

»   An overweight to Boeing Company.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to Align Technology, Inc.

»   Security selection in the consumer staples sector, including an overweight to Estee Lauder Companies Inc and an out‑of‑benchmark position in Davide Campari-Milano N.V.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	40.40%	16.28%	14.74%

Russell 1000® Index	38.07%	15.00%	13.71%

Russell 1000® Growth Index	43.77%	19.00%	17.03%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,213,306,652
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 24,075,401
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,213,306,652

Total number of portfolio holdings	59

Portfolio turnover (%)	28%

Total management fees paid for the year	$24,075,401

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Fund to Nuveen Large Cap Growth Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Fund to Nuveen Large Cap Growth Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079573 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund (Formerly known as TIAA-CREF Large‑Cap Growth Fund)
Class Name	Premier Class Shares
Trading Symbol	TILPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$67	0.56%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.56%	[23]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Growth Fund returned 40.29% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Growth Index, which returned 43.77%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by a lack of exposure to Adobe Inc. and an overweight to Broadcom Inc.

»   An overweight to Meta Platforms Inc.

»   An overweight to Uber Technologies, Inc.

•  Top detractors from relative performance

»   An overweight to Boeing Company.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to Align Technology, Inc.

»   Security selection in the consumer staples sector, including an overweight to Estee Lauder Companies Inc and an out‑of‑benchmark position in Davide Campari-Milano N.V.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	40.29%	16.19%	14.38%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,213,306,652
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 24,075,401
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,213,306,652

Total number of portfolio holdings	59

Portfolio turnover (%)	28%

Total management fees paid for the year	$24,075,401

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Fund to Nuveen Large Cap Growth Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Fund to Nuveen Large Cap Growth Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033282 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund (Formerly known as TIAA-CREF Large‑Cap Growth Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$49	0.41%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.41%	[24]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Growth Fund returned 40.52% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Growth Index, which returned 43.77%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by a lack of exposure to Adobe Inc. and an overweight to Broadcom Inc.

»   An overweight to Meta Platforms Inc.

»   An overweight to Uber Technologies, Inc.

•  Top detractors from relative performance

»   An overweight to Boeing Company.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to Align Technology, Inc.

»   Security selection in the consumer staples sector, including an overweight to Estee Lauder Companies Inc and an out‑of‑benchmark position in Davide Campari-Milano N.V.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	40.52%	16.37%	14.55%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,213,306,652
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 24,075,401
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,213,306,652

Total number of portfolio holdings	59

Portfolio turnover (%)	28%

Total management fees paid for the year	$24,075,401

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Fund to Nuveen Large Cap Growth Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Fund to Nuveen Large Cap Growth Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033281 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund (Formerly known as TIAA-CREF Large‑Cap Growth Fund)
Class Name	Retirement Class Shares
Trading Symbol	TILRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$79	0.66%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.66%	[25]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Growth Fund returned 40.17% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Growth Index, which returned 43.77%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by a lack of exposure to Adobe Inc. and an overweight to Broadcom Inc.

»   An overweight to Meta Platforms Inc.

»   An overweight to Uber Technologies, Inc.

•  Top detractors from relative performance

»   An overweight to Boeing Company.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to Align Technology, Inc.

»   Security selection in the consumer staples sector, including an overweight to Estee Lauder Companies Inc and an out‑of‑benchmark position in Davide Campari-Milano N.V.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	40.17%	16.08%	14.25%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,213,306,652
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 24,075,401
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,213,306,652

Total number of portfolio holdings	59

Portfolio turnover (%)	28%

Total management fees paid for the year	$24,075,401

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Fund to Nuveen Large Cap Growth Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Fund to Nuveen Large Cap Growth Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202757 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund (Formerly known as TIAA-CREF Large‑Cap Growth Fund)
Class Name	Class W Shares
Trading Symbol	TILWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[26]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Growth Fund returned 41.10% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Growth Index, which returned 43.77%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by a lack of exposure to Adobe Inc. and an overweight to Broadcom Inc.

»   An overweight to Meta Platforms Inc.

»   An overweight to Uber Technologies, Inc.

•  Top detractors from relative performance

»   An overweight to Boeing Company.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to Align Technology, Inc.

»   Security selection in the consumer staples sector, including an overweight to Estee Lauder Companies Inc and an out‑of‑benchmark position in Davide Campari-Milano N.V.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	41.10%	16.84%	14.16%

Russell 1000® Index	38.07%	15.00%	13.25%

Russell 1000® Growth Index	43.77%	19.00%	16.57%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,213,306,652
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 24,075,401
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,213,306,652

Total number of portfolio holdings	59

Portfolio turnover (%)	28%

Total management fees paid for the year	$24,075,401

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Fund to Nuveen Large Cap Growth Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Fund to Nuveen Large Cap Growth Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000124964 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund(Formerly known as TIAA-CREF International Opportunities Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TIOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen International Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$99	0.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%	[27]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Opportunities Fund returned 19.81% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI All Country World ex USA Index (Net), which returned 24.33%.

•  Top contributors to relative performance

»   Security selection in the materials sector, led by an out‑of‑benchmark position in CRH public limited company.

»   An overweight to Taiwan Semiconductor Manufacturing Company Limited.

»   Security selection in the consumer discretionary sector, led by an out‑of‑benchmark position in On Holding AG and an overweight to JD.com, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer staples sector, including overweights to Davide Campari-Milano NV and HelloFresh SE.

»   Security selection and an underweight in the financials sector, including an overweights to StoneCo Ltd. and PagSeguro Digital Ltd.

»   Security selection in the energy sector, including an overweight to Prio SA and an out‑of‑benchmark position in Parex Resources Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	19.81%	5.18%	5.54%

Class A at maximum sales charge (Offering Price)	12.92%	3.95%	4.91%

MSCI All Country World ex USA Index	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,397,045,760
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 14,104,393
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$2,397,045,760

Total number of portfolio holdings	87

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,104,393

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Opportunities Fund to Nuveen International Opportunities Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Opportunities Fund to Nuveen International Opportunities Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162599 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund (Formerly known as TIAA-CREF International Opportunities Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TIOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen International Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$76	0.69%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%	[28]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen International Opportunities Fund returned 20.14% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI All Country World ex USA Index (Net), which returned 24.33%.

•	Top contributors to relative performance
»	Security selection in the materials sector, led by an out‑of‑benchmark position in CRH public limited company.
»	An overweight to Taiwan Semiconductor Manufacturing Company Limited.
»	Security selection in the consumer discretionary sector, led by an out‑of‑benchmark position in On Holding AG and an overweight to JD.com, Inc.
•	Top detractors from relative performance
»	Security selection in the consumer staples sector, including overweights to Davide Campari-Milano NV and HelloFresh SE.
»	Security selection and an underweight in the financials sector, including an overweights to StoneCo Ltd. and PagSeguro Digital Ltd.

»	Security selection in the energy sector, including an overweight to Prio SA and an out‑of‑benchmark position in Parex Resources Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	20.14%	5.48%	6.35%

MSCI All Country World ex USA Index	24.33%	5.78%	6.27%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,397,045,760
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 14,104,393
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$2,397,045,760

Total number of portfolio holdings	87

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,104,393

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Opportunities Fund to Nuveen International Opportunities Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Opportunities Fund to Nuveen International Opportunities Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000124963 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund (Formerly known as TIAA-CREF International Opportunities Fund)
Class Name	Premier Class Shares
Trading Symbol	TIOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$84	0.76%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.76%	[29]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen International Opportunities Fund returned 20.00% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI All Country World ex USA Index (Net), which returned 24.33%.

•	Top contributors to relative performance
»	Security selection in the materials sector, led by an out‑of‑benchmark position in CRH public limited company.
»	An overweight to Taiwan Semiconductor Manufacturing Company Limited.
»	Security selection in the consumer discretionary sector, led by an out‑of‑benchmark position in On Holding AG and an overweight to JD.com, Inc.
•	Top detractors from relative performance
»	Security selection in the consumer staples sector, including overweights to Davide Campari-Milano NV and HelloFresh SE.
»	Security selection and an underweight in the financials sector, including an overweights to StoneCo Ltd. and PagSeguro Digital Ltd.

»	Security selection in the energy sector, including an overweight to Prio SA and an out‑of‑benchmark position in Parex Resources Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	20.00%	5.45%	5.81%

MSCI All Country World ex USA Index	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,397,045,760
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 14,104,393
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$2,397,045,760

Total number of portfolio holdings	87

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,104,393

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Opportunities Fund to Nuveen International Opportunities Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Opportunities Fund to Nuveen International Opportunities Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000124962 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund(Formerly known as TIAA-CREF International Opportunities Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TIOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$66	0.60%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%	[30]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Opportunities Fund returned 20.22% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI All Country World ex USA Index (Net), which returned 24.33%.

•  Top contributors to relative performance

»   Security selection in the materials sector, led by an out‑of‑benchmark position in CRH public limited company.

»   An overweight to Taiwan Semiconductor Manufacturing Company Limited.

»   Security selection in the consumer discretionary sector, led by an out‑of‑benchmark position in On Holding AG and an overweight to JD.com, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer staples sector, including overweights to Davide Campari-Milano NV and HelloFresh SE.

»   Security selection and an underweight in the financials sector, including an overweights to StoneCo Ltd. and PagSeguro Digital Ltd.

»   Security selection in the energy sector, including an overweight to Prio SA and an out‑of‑benchmark position in Parex Resources Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	20.22%	5.59%	5.95%

MSCI All Country World ex USA Index	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,397,045,760
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 14,104,393
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$2,397,045,760

Total number of portfolio holdings	87

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,104,393

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Opportunities Fund to Nuveen International Opportunities Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Opportunities Fund to Nuveen International Opportunities Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000124965 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund (Formerly known as TIAA-CREF International Opportunities Fund)
Class Name	Retirement Class Shares
Trading Symbol	TIOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$93	0.85%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%	[31]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen International Opportunities Fund returned 19.95% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI All Country World ex USA Index (Net), which returned 24.33%.

•	Top contributors to relative performance
»	Security selection in the materials sector, led by an out‑of‑benchmark position in CRH public limited company.
»	An overweight to Taiwan Semiconductor Manufacturing Company Limited.
»	Security selection in the consumer discretionary sector, led by an out‑of‑benchmark position in On Holding AG and an overweight to JD.com, Inc.
•	Top detractors from relative performance
»	Security selection in the consumer staples sector, including overweights to Davide Campari-Milano NV and HelloFresh SE.
»	Security selection and an underweight in the financials sector, including an overweights to StoneCo Ltd. and PagSeguro Digital Ltd.
»	Security selection in the energy sector, including an overweight to Prio SA and an out‑of‑benchmark position in Parex Resources Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	19.95%	5.42%	5.75%

MSCI All Country World ex USA Index	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,397,045,760
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 14,104,393
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$2,397,045,760

Total number of portfolio holdings	87

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,104,393

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Opportunities Fund to Nuveen International Opportunities Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Opportunities Fund to Nuveen International Opportunities Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202765 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund (Formerly known as TIAA-CREF International Opportunities Fund)
Class Name	Class W Shares
Trading Symbol	TIOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen International Opportunities Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[32]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen International Opportunities Fund returned 20.89% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI All Country World ex USA Index (Net), which returned 24.33%.

•	Top contributors to relative performance
»	Security selection in the materials sector, led by an out‑of‑benchmark position in CRH public limited company.
»	An overweight to Taiwan Semiconductor Manufacturing Company Limited.
»	Security selection in the consumer discretionary sector, led by an out‑of‑benchmark position in On Holding AG and an overweight to JD.com, Inc.
•	Top detractors from relative performance
»	Security selection in the consumer staples sector, including overweights to Davide Campari-Milano NV and HelloFresh SE.
»	Security selection and an underweight in the financials sector, including an overweights to StoneCo Ltd. and PagSeguro Digital Ltd.
»	Security selection in the energy sector, including an overweight to Prio SA and an out‑of‑benchmark position in Parex Resources Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	20.89%	6.21%	5.20%

MSCI All Country World ex USA Index	24.33%	5.78%	5.10%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,397,045,760
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 14,104,393
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$2,397,045,760

Total number of portfolio holdings	87

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,104,393

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Opportunities Fund to Nuveen International Opportunities Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Opportunities Fund to Nuveen International Opportunities Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162543 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen S&P 500 Index Fund (Formerly known as TIAA-CREF S&P 500 Index Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$21	0.18%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%	[33]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen S&P 500 Index Fund’s total return for Class I Shares at net asset value (NAV) was 37.75% for the 12 months ended October 31, 2024. The Fund’s index, the S&P 500 Index, returned 38.02%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	37.75%	15.07%	13.75%

S&P 500® Index	38.02%	15.27%	13.94%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,712,962,504
Holdings Count | Holding	514
Advisory Fees Paid, Amount	$ 3,867,416
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$10,712,962,504

Total number of portfolio holdings	514

Portfolio turnover (%)	3%

Total management fees paid for the year	$3,867,416

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF S&P 500 Index Fund to Nuveen S&P 500 Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF S&P 500 Index Fund to Nuveen S&P 500 Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014612 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen S&P 500 Index Fund (Formerly known as TIAA-CREF S&P 500 Index Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TISPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$6	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%	[34]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen S&P 500 Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 37.91% for the 12 months ended October 31, 2024. The Fund’s index, the S&P 500 Index, returned 38.02%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year
Class R6 Shares at NAV	37.91%	15.22%	12.94%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,712,962,504
Holdings Count | Holding	514
Advisory Fees Paid, Amount	$ 3,867,416
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$10,712,962,504
Total number of portfolio holdings	514
Portfolio turnover (%)	3%
Total management fees paid for the year	$3,867,416

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF S&P 500 Index Fund to Nuveen S&P 500 Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF S&P 500 Index Fund to Nuveen S&P 500 Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014613 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen S&P 500 Index Fund (Formerly known as TIAA-CREF S&P 500 Index Fund)
Class Name	Retirement Class Shares
Trading Symbol	TRSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.30%	[35]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen S&P 500 Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 37.59% for the 12 months ended October 31, 2024. The Fund’s index, the S&P 500 Index, returned 38.02%.

•	The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.
•	The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	37.59%	14.93%	12.66%

S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,712,962,504
Holdings Count | Holding	514
Advisory Fees Paid, Amount	$ 3,867,416
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$10,712,962,504

Total number of portfolio holdings	514

Portfolio turnover (%)	3%

Total management fees paid for the year	$3,867,416

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF S&P 500 Index Fund to Nuveen S&P 500 Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF S&P 500 Index Fund to Nuveen S&P 500 Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033989 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund (Formerly known as TIAA-CREF Growth & Income Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TIIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Core Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$82	0.68%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.68%	[36]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Equity Fund returned 41.75% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an overweight to NVIDIA Corporation.

»   An underweight allocation and security selection in the consumer staples sector, led by an overweight to Walmart Inc., and a lack of exposure to Procter & Gamble Company.

»   Security selection in the industrials sector, led by an overweight to United Rentals, Inc.

»   An overweight to Bank of New York Mellon Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Bristol-Myers Squibb Company, Merck & Co., Inc. and Cigna Group.

»   Security selection and an overweight allocation in the energy sector, including overweights to Valero Energy Corporation and Chevron Corporation.

»   An overweight to BorgWarner Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	41.75%	15.73%	12.63%

Class A at maximum sales charge (Offering Price)	33.60%	14.36%	11.96%

S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,484,290,810
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 24,367,699
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,484,290,810

Total number of portfolio holdings	55

Portfolio turnover (%)	25%

Total management fees paid for the year	$24,367,699

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Growth & Income Fund to Nuveen Core Equity Fund.
•	Investment objective change: Effective March 1, 2024 the investment objective was updated.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Growth & Income Fund to Nuveen Core Equity Fund.

Material Fund Change Objectives [Text Block]
•	Investment objective change: Effective March 1, 2024 the investment objective was updated.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162547 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund (Formerly known as TIAA-CREF Growth & Income Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TGIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Core Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$61	0.50%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.50%	[37]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Equity Fund returned 42.02% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an overweight to NVIDIA Corporation.

»   An underweight allocation and security selection in the consumer staples sector, led by an overweight to Walmart Inc., and a lack of exposure to Procter & Gamble Company.

»   Security selection in the industrials sector, led by an overweight to United Rentals, Inc.

»   An overweight to Bank of New York Mellon Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Bristol-Myers Squibb Company, Merck & Co., Inc. and Cigna Group.

»   Security selection and an overweight allocation in the energy sector, including overweights to Valero Energy Corporation and Chevron Corporation.

»   An overweight to BorgWarner Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	42.02%	15.92%	13.49%

S&P 500® Index	38.02%	15.27%	13.94%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,484,290,810
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 24,367,699
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,484,290,810

Total number of portfolio holdings	55

Portfolio turnover (%)	25%

Total management fees paid for the year	$24,367,699

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Growth & Income Fund to Nuveen Core Equity Fund.
•	Investment objective change: Effective March 1, 2024 the investment objective was updated.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Growth & Income Fund to Nuveen Core Equity Fund.

Material Fund Change Objectives [Text Block]
•	Investment objective change: Effective March 1, 2024 the investment objective was updated.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079554 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund (Formerly known as TIAA-CREF Growth & Income Fund)
Class Name	Premier Class Shares
Trading Symbol	TRPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$67	0.55%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.55%	[38]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Equity Fund returned 41.96% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an overweight to NVIDIA Corporation.

»   An underweight allocation and security selection in the consumer staples sector, led by an overweight to Walmart Inc., and a lack of exposure to Procter & Gamble Company.

»   Security selection in the industrials sector, led by an overweight to United Rentals, Inc.

»   An overweight to Bank of New York Mellon Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Bristol-Myers Squibb Company, Merck & Co., Inc. and Cigna Group.

»   Security selection and an overweight allocation in the energy sector, including overweights to Valero Energy Corporation and Chevron Corporation.

»   An overweight to BorgWarner Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	41.96%	15.86%	12.79%

S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,484,290,810
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 24,367,699
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,484,290,810

Total number of portfolio holdings	55

Portfolio turnover (%)	25%

Total management fees paid for the year	$24,367,699

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Growth & Income Fund to Nuveen Core Equity Fund.
•	Investment objective change: Effective March 1, 2024 the investment objective was updated.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Growth & Income Fund to Nuveen Core Equity Fund.

Material Fund Change Objectives [Text Block]
•	Investment objective change: Effective March 1, 2024 the investment objective was updated.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014631 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund (Formerly known as TIAA-CREF Growth & Income Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TIGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$48	0.40%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.40%	[39]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Equity Fund returned 42.12% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an overweight to NVIDIA Corporation.

»   An underweight allocation and security selection in the consumer staples sector, led by an overweight to Walmart Inc., and a lack of exposure to Procter & Gamble Company.

»   Security selection in the industrials sector, led by an overweight to United Rentals, Inc.

»   An overweight to Bank of New York Mellon Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Bristol-Myers Squibb Company, Merck & Co., Inc. and Cigna Group.

»   Security selection and an overweight allocation in the energy sector, including overweights to Valero Energy Corporation and Chevron Corporation.

»   An overweight to BorgWarner Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	42.12%	16.03%	12.95%

S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,484,290,810
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 24,367,699
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,484,290,810

Total number of portfolio holdings	55

Portfolio turnover (%)	25%

Total management fees paid for the year	$24,367,699

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Growth & Income Fund to Nuveen Core Equity Fund.
•	Investment objective change: Effective March 1, 2024 the investment objective was updated.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Growth & Income Fund to Nuveen Core Equity Fund.

Material Fund Change Objectives [Text Block]
•	Investment objective change: Effective March 1, 2024 the investment objective was updated.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014632 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund (Formerly known as TIAA-CREF Growth & Income Fund)
Class Name	Retirement Class Shares
Trading Symbol	TRGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$79	0.65%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.65%	[40]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Equity Fund returned 41.72% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an overweight to NVIDIA Corporation.

»   An underweight allocation and security selection in the consumer staples sector, led by an overweight to Walmart Inc., and a lack of exposure to Procter & Gamble Company.

»   Security selection in the industrials sector, led by an overweight to United Rentals, Inc.

»   An overweight to Bank of New York Mellon Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Bristol-Myers Squibb Company, Merck & Co., Inc. and Cigna Group.

»   Security selection and an overweight allocation in the energy sector, including overweights to Valero Energy Corporation and Chevron Corporation.

»   An overweight to BorgWarner Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	41.72%	15.73%	12.66%

S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,484,290,810
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 24,367,699
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,484,290,810

Total number of portfolio holdings	55

Portfolio turnover (%)	25%

Total management fees paid for the year	$24,367,699

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Growth & Income Fund to Nuveen Core Equity Fund.
•	Investment objective change: Effective March 1, 2024 the investment objective was updated.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Growth & Income Fund to Nuveen Core Equity Fund.

Material Fund Change Objectives [Text Block]
•	Investment objective change: Effective March 1, 2024 the investment objective was updated.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202746 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund (Formerly known as TIAA-CREF Growth & Income Fund)
Class Name	Class W Shares
Trading Symbol	TGIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Core Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[41]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Equity Fund returned 42.74% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an overweight to NVIDIA Corporation.

»   An underweight allocation and security selection in the consumer staples sector, led by an overweight to Walmart Inc., and a lack of exposure to Procter & Gamble Company.

»   Security selection in the industrials sector, led by an overweight to United Rentals, Inc.

»   An overweight to Bank of New York Mellon Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Bristol-Myers Squibb Company, Merck & Co., Inc. and Cigna Group.

»   Security selection and an overweight allocation in the energy sector, including overweights to Valero Energy Corporation and Chevron Corporation.

»   An overweight to BorgWarner Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	42.74%	16.50%	13.55%

S&P 500® Index	38.02%	15.27%	13.55%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,484,290,810
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 24,367,699
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,484,290,810

Total number of portfolio holdings	55

Portfolio turnover (%)	25%

Total management fees paid for the year	$24,367,699

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Growth & Income Fund to Nuveen Core Equity Fund.
•	Investment objective change: Effective March 1, 2024 the investment objective was updated.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Growth & Income Fund to Nuveen Core Equity Fund.

Material Fund Change Objectives [Text Block]
•	Investment objective change: Effective March 1, 2024 the investment objective was updated.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014649 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund (Formerly known as TIAA-CREF Large‑Cap Value Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TCLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$81	0.70%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.70%	[42]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Fund returned 31.12% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund performed in line with the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   An overweight allocation and security selection in the financials sector, led by an overweight to American Express Company.

»   Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

»   Security selection in the consumer discretionary sector, led by overweights to NVR, Inc. and Hilton Worldwide Holdings Inc.

•  Top detractors from relative performance

»   Security selection in the industrials sector, including an overweight to Boeing Company and a lack of exposure to GE Aerospace.

»   An overweight to ConocoPhilips.

»   An overweight to Elevance Health, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	31.12%	11.22%	8.61%

Class A at maximum sales charge (Offering Price)	23.55%	9.91%	7.97%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,891,567,302
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 23,228,678
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,891,567,302

Total number of portfolio holdings	88

Portfolio turnover (%)	19%

Total management fees paid for the year	$23,228,678

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Fund to Nuveen Large Cap Value Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Fund to Nuveen Large Cap Value Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162560 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund (Formerly known as TIAA-CREF Large‑Cap Value Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TRLHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$58	0.50%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.50%	[43]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Fund returned 31.37% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   An overweight allocation and security selection in the financials sector, led by an overweight to American Express Company.

»   Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

»   Security selection in the consumer discretionary sector, led by overweights to NVR, Inc. and Hilton Worldwide Holdings Inc.

•  Top detractors from relative performance

»   Security selection in the industrials sector, including an overweight to Boeing Company and a lack of exposure to GE Aerospace.

»   An overweight to ConocoPhilips.

»   An overweight to Elevance Health, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	31.37%	11.47%	9.84%

Russell 1000® Index	38.07%	15.00%	13.71%

Russell 1000® Value Index	30.98%	10.14%	9.89%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,891,567,302
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 23,228,678
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,891,567,302

Total number of portfolio holdings	88

Portfolio turnover (%)	19%

Total management fees paid for the year	$23,228,678

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Fund to Nuveen Large Cap Value Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Fund to Nuveen Large Cap Value Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079567 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund (Formerly known as TIAA-CREF Large‑Cap Value Fund)
Class Name	Premier Class Shares
Trading Symbol	TRCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$65	0.56%

*	Annualized for period less than one year.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.56%	[44]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Fund returned 31.30% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   An overweight allocation and security selection in the financials sector, led by an overweight to American Express Company.

»   Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

»   Security selection in the consumer discretionary sector, led by overweights to NVR, Inc. and Hilton Worldwide Holdings Inc.

•  Top detractors from relative performance

»   Security selection in the industrials sector, including an overweight to Boeing Company and a lack of exposure to GE Aerospace.

»   An overweight to ConocoPhilips.

»   An overweight to Elevance Health, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	31.30%	11.37%	8.77%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,891,567,302
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 23,228,678
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,891,567,302

Total number of portfolio holdings	88

Portfolio turnover (%)	19%

Total management fees paid for the year	$23,228,678

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Fund to Nuveen Large Cap Value Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Fund to Nuveen Large Cap Value Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014648 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund (Formerly known as TIAA-CREF Large‑Cap Value Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TRLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$47	0.41%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.41%	[45]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Fund returned 31.49% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   An overweight allocation and security selection in the financials sector, led by an overweight to American Express Company.

»   Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

»   Security selection in the consumer discretionary sector, led by overweights to NVR, Inc. and Hilton Worldwide Holdings Inc.

•  Top detractors from relative performance

»   Security selection in the industrials sector, including an overweight to Boeing Company and a lack of exposure to GE Aerospace.

»   An overweight to ConocoPhilips.

»   An overweight to Elevance Health, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	31.49%	11.55%	8.93%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,891,567,302
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 23,228,678
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,891,567,302

Total number of portfolio holdings	88

Portfolio turnover (%)	19%

Total management fees paid for the year	$23,228,678

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Fund to Nuveen Large Cap Value Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Fund to Nuveen Large Cap Value Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014650 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund (Formerly known as TIAA-CREF Large‑Cap Value Fund)
Class Name	Retirement Class Shares
Trading Symbol	TRLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$76	0.66%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.66%	[46]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Fund returned 31.18% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund performed in line with the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   An overweight allocation and security selection in the financials sector, led by an overweight to American Express Company.

»   Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

»   Security selection in the consumer discretionary sector, led by overweights to NVR, Inc. and Hilton Worldwide Holdings Inc.

•  Top detractors from relative performance

»   Security selection in the industrials sector, including an overweight to Boeing Company and a lack of exposure to GE Aerospace.

»   An overweight to ConocoPhilips.

»   An overweight to Elevance Health, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	31.18%	11.26%	8.66%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,891,567,302
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 23,228,678
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,891,567,302

Total number of portfolio holdings	88

Portfolio turnover (%)	19%

Total management fees paid for the year	$23,228,678

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Fund to Nuveen Large Cap Value Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Fund to Nuveen Large Cap Value Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202751 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund (Formerly known as TIAA-CREF Large‑Cap Value Fund)
Class Name	Class W Shares
Trading Symbol	TRLWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[47]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Fund returned 32.00% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   An overweight allocation and security selection in the financials sector, led by an overweight to American Express Company.

»   Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

»   Security selection in the consumer discretionary sector, led by overweights to NVR, Inc. and Hilton Worldwide Holdings Inc.

•  Top detractors from relative performance

»   Security selection in the industrials sector, including an overweight to Boeing Company and a lack of exposure to GE Aerospace.

»   An overweight to ConocoPhilips.

»   An overweight to Elevance Health, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	32.00%	12.00%	10.08%

Russell 1000® Index	38.07%	15.00%	13.25%

Russell 1000® Value Index	30.98%	10.14%	9.20%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,891,567,302
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 23,228,678
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,891,567,302

Total number of portfolio holdings	88

Portfolio turnover (%)	19%

Total management fees paid for the year	$23,228,678

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Fund to Nuveen Large Cap Value Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Fund to Nuveen Large Cap Value Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033990 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund (Formerly known as TIAA-CREF Social Choice Equity Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TICRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$51	0.43%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.43%	[48]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Responsible Equity Fund returned 35.09% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the S&P 500 Index, which returned 38.02%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   Security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   An overweight to NVIDIA Corporation.

»   Security selection in the financials sector, led by an overweight to American Express Company.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Broadcom Inc. and an overweight to Intel Corporation.

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the consumer staples sector, including overweights to Dollar Tree, Inc. and PepsiCo, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	35.09%	13.60%	11.45%

Class A at maximum sales charge (Offering Price)	27.31%	12.26%	10.79%

S&P 500® Index*	38.02%	15.27%	13.00%

Russell 3000® Index	37.86%	14.60%	12.44%
*
Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,234,189,319
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 9,298,895
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,234,189,319

Total number of portfolio holdings	146

Portfolio turnover (%)	44%

Total management fees paid for the year	$9,298,895

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Equity Fund to Nuveen Large Cap Responsible Equity Fund.
•	Investment objective change: Effective March 1, 2024, the investment objective was updated.
•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Fund merger: Nuveen Social Choice Low Carbon Equity Fund has been approved for merger into the Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Equity Fund to Nuveen Large Cap Responsible Equity Fund.

Material Fund Change Objectives [Text Block]
•	Investment objective change: Effective March 1, 2024, the investment objective was updated.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162548 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund (Formerly known as TIAA-CREF Social Choice Equity Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TICHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.25%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%	[49]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Responsible Equity Fund returned 35.24% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the S&P 500 Index, which returned 38.02%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   Security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   An overweight to NVIDIA Corporation.

»   Security selection in the financials sector, led by an overweight to American Express Company.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Broadcom Inc. and an overweight to Intel Corporation.

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the consumer staples sector, including overweights to Dollar Tree, Inc. and PepsiCo, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	35.24%	13.80%	12.97%

S&P 500® Index*	38.02%	15.27%	13.94%

Russell 3000® Index	37.86%	14.60%	13.39%
*
Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,234,189,319
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 9,298,895
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,234,189,319

Total number of portfolio holdings	146

Portfolio turnover (%)	44%

Total management fees paid for the year	$9,298,895

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Equity Fund to Nuveen Large Cap Responsible Equity Fund.
•	Investment objective change: Effective March 1, 2024, the investment objective was updated.
•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Fund merger: Nuveen Social Choice Low Carbon Equity Fund has been approved for merger into the Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Equity Fund to Nuveen Large Cap Responsible Equity Fund.

Material Fund Change Objectives [Text Block]
•	Investment objective change: Effective March 1, 2024, the investment objective was updated.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079555 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund (Formerly known as TIAA-CREF Social Choice Equity Fund)
Class Name	Premier Class Shares
Trading Symbol	TRPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$36	0.31%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.31%	[50]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Responsible Equity Fund returned 35.22% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the S&P 500 Index, which returned 38.02%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   Security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   An overweight to NVIDIA Corporation.

»   Security selection in the financials sector, led by an overweight to American Express Company.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Broadcom Inc. and an overweight to Intel Corporation.

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the consumer staples sector, including overweights to Dollar Tree, Inc. and PepsiCo, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	35.22%	13.71%	11.57%

S&P 500® Index*	38.02%	15.27%	13.00%

Russell 3000® Index	37.86%	14.60%	12.44%
*
Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,234,189,319
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 9,298,895
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,234,189,319

Total number of portfolio holdings	146

Portfolio turnover (%)	44%

Total management fees paid for the year	$9,298,895

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Equity Fund to Nuveen Large Cap Responsible Equity Fund.
•	Investment objective change: Effective March 1, 2024, the investment objective was updated.
•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Fund merger: Nuveen Social Choice Low Carbon Equity Fund has been approved for merger into the Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Equity Fund to Nuveen Large Cap Responsible Equity Fund.

Material Fund Change Objectives [Text Block]
•	Investment objective change: Effective March 1, 2024, the investment objective was updated.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014633 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund (Formerly known as TIAA-CREF Social Choice Equity Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$19	0.16%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.16%	[51]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Responsible Equity Fund returned 35.45% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the S&P 500 Index, which returned 38.02%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   Security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   An overweight to NVIDIA Corporation.

»   Security selection in the financials sector, led by an overweight to American Express Company.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Broadcom Inc. and an overweight to Intel Corporation.

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the consumer staples sector, including overweights to Dollar Tree, Inc. and PepsiCo, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	35.45%	13.90%	11.75%

S&P 500® Index*	38.02%	15.27%	13.00%

Russell 3000® Index	37.86%	14.60%	12.44%
*
Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,234,189,319
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 9,298,895
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,234,189,319

Total number of portfolio holdings	146

Portfolio turnover (%)	44%

Total management fees paid for the year	$9,298,895

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Equity Fund to Nuveen Large Cap Responsible Equity Fund.
•	Investment objective change: Effective March 1, 2024, the investment objective was updated.
•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Fund merger: Nuveen Social Choice Low Carbon Equity Fund has been approved for merger into the Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectusesor upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Equity Fund to Nuveen Large Cap Responsible Equity Fund.

Material Fund Change Objectives [Text Block]
•	Investment objective change: Effective March 1, 2024, the investment objective was updated.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectusesor upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014634 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund (Formerly Known as TIAA-CREF Social Choice Equity Fund)
Class Name	Retirement Class Shares
Trading Symbol	TRSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$48	0.41%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.41%	[52]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Responsible Equity Fund returned 35.10% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the S&P 500 Index, which returned 38.02%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   Security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   An overweight to NVIDIA Corporation.
»   Security selection in the financials sector, led by an overweight to American Express Company.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Broadcom Inc. and an overweight to Intel Corporation.

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the consumer staples sector, including overweights to Dollar Tree, Inc. and PepsiCo, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	35.10%	13.62%	11.47%

S&P 500® Index*	38.02%	15.27%	13.00%

Russell 3000® Index	37.86%	14.60%	12.44%
*
Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,234,189,319
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 9,298,895
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,234,189,319

Total number of portfolio holdings	146

Portfolio turnover (%)	44%

Total management fees paid for the year	$9,298,895

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Equity Fund to Nuveen Large Cap Responsible Equity Fund.
•	Investment objective change: Effective March 1, 2024, the investment objective was updated.
•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Fund merger: Nuveen Social Choice Low Carbon Equity Fund has been approved for merger into the Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Equity Fund to Nuveen Large Cap Responsible Equity Fund.

Material Fund Change Objectives [Text Block]
•	Investment objective change: Effective March 1, 2024, the investment objective was updated.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014652 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Growth Fund (Formerly known as TIAA-CREF Mid‑Cap Growth Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TCMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Mid Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$89	0.80%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%	[53]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Growth Fund returned 23.32% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 38.67%.

•  Top contributors to relative performance

»   Security selection in the communication services sector, led by an out‑of‑benchmark position in Reddit, Inc. and a lack of exposure to Pinterest, Inc.

»   An overweight to SharkNinja, Inc.

»   An underweight to Super Micro Computer, Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Palantir Technologies Inc., and a lack of exposure to CrowdStrike Holdings, Inc.

»   Security selection in the health care sector, including overweights to Molina Healthcare, Inc. and Dexcom, Inc.

»   Security selection in the consumer discretionary sector, including out‑of‑benchmark positions in Entain PLC and Restaurant Brands International, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	23.32%	5.72%	6.93%

Class A at maximum sales charge (Offering Price)	16.27%	4.47%	6.30%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Growth Index	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 941,298,714
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 4,637,660
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$941,298,714

Total number of portfolio holdings	79

Portfolio turnover (%)	47%

Total management fees paid for the year	$4,637,660

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Growth Fund to Nuveen Mid Cap Growth Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Growth Fund to Nuveen Mid Cap Growth Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162561 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Growth Fund (Formerly known as TIAA-CREF Mid‑Cap Growth Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TCMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Mid Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$67	0.60%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%	[54]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Growth Fund returned 23.45% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 38.67%.

•  Top contributors to relative performance

»   Security selection in the communication services sector, led by an out‑of‑benchmark position in Reddit, Inc. and a lack of exposure to Pinterest, Inc.

»   An overweight to SharkNinja, Inc.

»   An underweight to Super Micro Computer, Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Palantir Technologies Inc., and a lack of exposure to CrowdStrike Holdings, Inc.

»   Security selection in the health care sector, including overweights to Molina Healthcare, Inc. and Dexcom, Inc.

»   Security selection in the consumer discretionary sector, including out‑of‑benchmark positions in Entain PLC and Restaurant Brands International, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	23.45%	5.91%	7.53%

Russell 3000® Index	37.86%	14.60%	13.39%

Russell Midcap® Growth Index	38.67%	11.46%	12.00%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 941,298,714
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 4,637,660
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$941,298,714

Total number of portfolio holdings	79

Portfolio turnover (%)	47%

Total management fees paid for the year	$4,637,660

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Growth Fund to Nuveen Mid Cap Growth Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Growth Fund to Nuveen Mid Cap Growth Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079568 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Growth Fund (Formerly known as TIAA-CREF Mid‑Cap Growth Fund)
Class Name	Premier Class Shares
Trading Symbol	TRGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Mid Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$73	0.65%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%	[55]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Growth Fund returned 23.49% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 38.67%.

•  Top contributors to relative performance

»   Security selection in the communication services sector, led by an out‑of‑benchmark position in Reddit, Inc. and a lack of exposure to Pinterest, Inc.

»   An overweight to SharkNinja, Inc.

»   An underweight to Super Micro Computer, Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Palantir Technologies Inc., and a lack of exposure to CrowdStrike Holdings, Inc.

»   Security selection in the health care sector, including overweights to Molina Healthcare, Inc. and Dexcom, Inc.

»   Security selection in the consumer discretionary sector, including out‑of‑benchmark positions in Entain PLC and Restaurant Brands International, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	23.49%	5.86%	7.09%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Growth Index	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 941,298,714
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 4,637,660
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$941,298,714

Total number of portfolio holdings	79

Portfolio turnover (%)	47%

Total management fees paid for the year	$4,637,660

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Growth Fund to Nuveen Mid Cap Growth Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Growth Fund to Nuveen Mid Cap Growth Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014651 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Growth Fund (Formerly known as TIAA-CREF Mid‑Cap Growth Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TRPWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Mid Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$56	0.50%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%	[56]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Growth Fund returned 23.66% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 38.67%.

•  Top contributors to relative performance

»   Security selection in the communication services sector, led by an out‑of‑benchmark position in Reddit, Inc. and a lack of exposure to Pinterest, Inc.

»   An overweight to SharkNinja, Inc.

»   An underweight to Super Micro Computer, Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Palantir Technologies Inc., and a lack of exposure to CrowdStrike Holdings, Inc.

»   Security selection in the health care sector, including overweights to Molina Healthcare, Inc. and Dexcom, Inc.

»   Security selection in the consumer discretionary sector, including out‑of‑benchmark positions in Entain PLC and Restaurant Brands International, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	23.66%	6.01%	7.25%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Growth Index	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 941,298,714
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 4,637,660
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$941,298,714

Total number of portfolio holdings	79

Portfolio turnover (%)	47%

Total management fees paid for the year	$4,637,660

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Growth Fund to Nuveen Mid Cap Growth Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Growth Fund to Nuveen Mid Cap Growth Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014653 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Growth Fund (Formerly known as TIAA-CREF Mid‑Cap Growth Fund)
Class Name	Retirement Class Shares
Trading Symbol	TRGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Mid Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$84	0.75%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%	[57]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Growth Fund returned 23.28% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 38.67%.

•  Top contributors to relative performance

»   Security selection in the communication services sector, led by an out‑of‑benchmark position in Reddit, Inc. and a lack of exposure to Pinterest, Inc.

»   An overweight to SharkNinja, Inc.

»   An underweight to Super Micro Computer, Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Palantir Technologies Inc., and a lack of exposure to CrowdStrike Holdings, Inc.

»   Security selection in the health care sector, including overweights to Molina Healthcare, Inc. and Dexcom, Inc.

»   Security selection in the consumer discretionary sector, including out‑of‑benchmark positions in Entain PLC and Restaurant Brands International, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	23.28%	5.75%	6.98%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Growth Index	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 941,298,714
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 4,637,660
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$941,298,714

Total number of portfolio holdings	79

Portfolio turnover (%)	47%

Total management fees paid for the year	$4,637,660

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Growth Fund to Nuveen Mid Cap Growth Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Growth Fund to Nuveen Mid Cap Growth Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162564 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Index Fund (Formerly known as TIAA-CREF Large Cap Growth Index Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TRIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.16%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.16%	[58]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Growth Index Fund’s total return for Class I Shares at net asset value (NAV) was 43.61% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 1000 Growth Index, returned 43.77%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	43.61%	18.80%	16.83%

Russell 1000® Index	38.07%	15.00%	13.71%

Russell 1000® Growth Index	43.77%	19.00%	17.03%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 15,030,351,924
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 5,343,642
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$15,030,351,924

Total number of portfolio holdings	394

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 5,343,642

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Index Fund to Nuveen Large Cap Growth Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Index Fund to Nuveen Large Cap Growth Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014660 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Index Fund (Formerly known as TIAA-CREF Equity Index Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TILIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$6	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%	[59]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Growth Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 43.76% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 1000 Growth Index, returned 43.77%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	43.76%	18.93%	16.12%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 15,030,351,924
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 5,343,642
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$15,030,351,924

Total number of portfolio holdings	394

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 5,343,642

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Index Fund to Nuveen Large Cap Growth Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Index Fund to Nuveen Large Cap Growth Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014661 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Index Fund (Formerly known as TIAA-CREF Equity Index Fund)
Class Name	Retirement Class Shares
Trading Symbol	TRIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.30%	[60]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Growth Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 43.37% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 1000 Growth Index, returned 43.77%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	43.37%	18.64%	15.83%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Growth Index	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 15,030,351,924
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 5,343,642
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$15,030,351,924

Total number of portfolio holdings	394

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 5,343,642

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Index Fund to Nuveen Large Cap Growth Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Index Fund to Nuveen Large Cap Growth Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145610 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund (Formerly known as TIAA-CREF Emerging Markets Debt Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TEDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$101	0.92%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%	[61]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Debt Fund returned 19.30% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 18.16%.

•  Top contributors to relative performance

»   Underweight to Chinese quasi-sovereign debt, overweight to Mexican corporate and quasi-sovereign debt, and no exposure to Venezuelan quasi-sovereign debt issued by Petroleos de Venezuela.

»   Underweights to Indonesia, Saudi Arabian and Uruguay U.S. dollar-denominated sovereign bonds, and no exposure to Venezuela sovereign debt.

»   Security selection within emerging markets (EM) corporate bonds, including India and Colombia, and sovereign bonds, including Egypt and Ukraine.

•  Top detractors from relative performance

»   Out‑of‑benchmark allocation to local currencies, including exposure to Brazilian Real.

»   Shorter-duration positioning.

»   Modest underweight to Argentina sovereign bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year
Class A Shares at NAV (excluding maximum sales charge)	19.30%	2.01%	3.71%
Class A at maximum sales charge (Offering Price)	14.52%	1.18%	3.28%
J.P. Morgan Emerging Markets Bond Index Global Diversified	18.16%	0.47%	2.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 548,519,501
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 2,878,227
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$548,519,501
Total number of portfolio holdings	383
Portfolio turnover (%)	31%
Total management fees paid for the year	$2,878,227

Holdings [Text Block]

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Debt Fund to Nuveen Emerging Markets Debt Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Debt Fund to Nuveen Emerging Markets Debt Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162600 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund (Formerly known as TIAA-CREF Emerging Markets Debt Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TEDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$79	0.72%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.72%	[62]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Debt Fund returned 19.46% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 18.16%.

•  Top contributors to relative performance

»   Underweight to Chinese quasi-sovereign debt, overweight to Mexican corporate and quasi-sovereign debt, and no exposure to Venezuelan quasi-sovereign debt issued by Petroleos de Venezuela.

»   Underweights to Indonesia, Saudi Arabian and Uruguay U.S. dollar-denominated sovereign bonds, and no exposure to Venezuela sovereign debt.

»   Security selection within emerging markets (EM) corporate bonds, including India and Colombia, and sovereign bonds, including Egypt and Ukraine.

•  Top detractors from relative performance

»   Out-of-benchmark allocation to local currencies, including exposure to Brazilian Real.

»   Shorter-duration positioning.

»   Modest underweight to Argentina sovereign bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	19.46%	2.23%	4.99%

J.P. Morgan Emerging Markets Bond Index Global Diversified	18.16%	0.47%	3.33%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 548,519,501
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 2,878,227
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$548,519,501

Total number of portfolio holdings	383

Portfolio turnover (%)	31%

Total management fees paid for the year	$2,878,227

Holdings [Text Block]

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Debt Fund to Nuveen Emerging Markets Debt Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Debt Fund to Nuveen Emerging Markets Debt Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000145609 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund (Formerly known as TIAA-CREF Emerging Markets Debt Fund)
Class Name	Premier Class Shares
Trading Symbol	TEDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$89	0.81%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.81%	[63]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Debt Fund returned 19.43% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 18.16%.

•  Top contributors to relative performance

»   Underweight to Chinese quasi-sovereign debt, overweight to Mexican corporate and quasi-sovereign debt, and no exposure to Venezuelan quasi-sovereign debt issued by Petroleos de Venezuela.

»   Underweights to Indonesia, Saudi Arabian and Uruguay U.S. dollar-denominated sovereign bonds, and no exposure to Venezuela sovereign debt.

»   Security selection within emerging markets (EM) corporate bonds, including India and Colombia, and sovereign bonds, including Egypt and Ukraine.

•  Top detractors from relative performance

»   Out-of-benchmark allocation to local currencies, including exposure to Brazilian Real.

»   Shorter-duration positioning.

»   Modest underweight to Argentina sovereign bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year
Premier Class Shares at NAV	19.43%	2.15%	3.87%
J.P. Morgan Emerging Markets Bond Index Global Diversified	18.16%	0.47%	2.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 548,519,501
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 2,878,227
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$548,519,501
Total number of portfolio holdings	383
Portfolio turnover (%)	31%
Total management fees paid for the year	$2,878,227

Holdings [Text Block]

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Debt Fund to Nuveen Emerging Markets Debt Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Debt Fund to Nuveen Emerging Markets Debt Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145608 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund(Formerly known as TIAA-CREF Emerging Markets Debt Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TEDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$69	0.63%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%	[64]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Debt Fund returned 19.61% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 18.16%.

•  Top contributors to relative performance

»   Underweight to Chinese quasi-sovereign debt, overweight to Mexican corporate and quasi-sovereign debt, and no exposure to Venezuelan quasi-sovereign debt issued by Petroleos de Venezuela.

»   Underweights to Indonesia, Saudi Arabian and Uruguay U.S. dollar-denominated sovereign bonds, and no exposure to Venezuela sovereign debt.

»   Security selection within emerging markets (EM) corporate bonds, including India and Colombia, and sovereign bonds, including Egypt and Ukraine.

•  Top detractors from relative performance

»   Out-of-benchmark allocation to local currencies, including exposure to Brazilian Real.

»   Shorter-duration positioning.

»   Modest underweight to Argentina sovereign bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year
Class R6 Shares at NAV	19.61%	2.34%	4.05%
J.P. Morgan Emerging Markets Bond Index Global Diversified	18.16%	0.47%	2.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 548,519,501
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 2,878,227
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$548,519,501
Total number of portfolio holdings	383
Portfolio turnover (%)	31%
Total management fees paid for the year	$2,878,227

Holdings [Text Block]

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Debt Fund to Nuveen Emerging Markets Debt Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Debt Fund to Nuveen Emerging Markets Debt Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000145611 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund (Formerly known as TIAA-CREF Emerging Markets Debt Fund)
Class Name	Retirement Class Shares
Trading Symbol	TEDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$97	0.88%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.88%	[65]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Debt Fund returned 19.35% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 18.16%.

•  Top contributors to relative performance

»   Underweight to Chinese quasi-sovereign debt, overweight to Mexican corporate and quasi-sovereign debt, and no exposure to Venezuelan quasi-sovereign debt issued by Petroleos de Venezuela.

»   Underweights to Indonesia, Saudi Arabian and Uruguay U.S. dollar-denominated sovereign bonds, and no exposure to Venezuela sovereign debt.

»   Security selection within emerging markets (EM) corporate bonds, including India and Colombia, and sovereign bonds, including Egypt and Ukraine.

•  Top detractors from relative performance

»   Out‑of‑benchmark allocation to local currencies, including exposure to Brazilian Real.

»   Shorter-duration positioning.

»   Modest underweight to Argentina sovereign bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year
Retirement Class Shares at NAV	19.35%	2.11%	3.80%
J.P. Morgan Emerging Markets Bond Index Global Diversified	18.16%	0.47%	2.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 548,519,501
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 2,878,227
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$548,519,501
Total number of portfolio holdings	383
Portfolio turnover (%)	31%
Total management fees paid for the year	$2,878,227

Holdings [Text Block]

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Debt Fund to Nuveen Emerging Markets Debt Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Debt Fund to Nuveen Emerging Markets Debt Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202766 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund (Formerly known as TIAA-CREF Emerging Markets Debt Fund)
Class Name	Class W Shares
Trading Symbol	TEDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$1	0.01%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[66]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Debt Fund returned 20.34% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 18.16%.

•  Top contributors to relative performance

»   Underweight to Chinese quasi-sovereign debt, overweight to Mexican corporate and quasi-sovereign debt, and no exposure to Venezuelan quasi-sovereign debt issued by Petroleos de Venezuela.

»   Underweights to Indonesia, Saudi Arabian and Uruguay U.S. dollar-denominated sovereign bonds, and no exposure to Venezuela sovereign debt.

»   Security selection within emerging markets (EM) corporate bonds, including India and Colombia, and sovereign bonds, including Egypt and Ukraine.

•  Top detractors from relative performance

»   Out-of-benchmark allocation to local currencies, including exposure to Brazilian Real.

»   Shorter-duration positioning.

»   Modest underweight to Argentina sovereign bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	20.34%	2.96%	4.72%

J.P. Morgan Emerging Markets Bond Index Global Diversified	18.16%	0.47%	2.25%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 548,519,501
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 2,878,227
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$548,519,501

Total number of portfolio holdings	383

Portfolio turnover (%)	31%

Total management fees paid for the year	$2,878,227

Holdings [Text Block]

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Debt Fund to Nuveen Emerging Markets Debt Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Debt Fund to Nuveen Emerging Markets Debt Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000158756 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund (Formerly known as TIAA-CREF Social Choice International Equity Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TSORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$68	0.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%	[67]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen International Responsible Equity Fund returned 21.74% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•	Top contributors to relative performance
»	Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc and Pernod Ricard SA.
»	Security selection in the consumer discretionary sector, led by a lack of exposure to LVMH Moet Hennessy Louis Vuitton SE, and an underweight to Toyota Motor Corp.
»	Security selection in the information technology sector, led by overweights to SAP SE and NEC Corp.
•	Top detractors from relative performance
»	Security selection in the industrials sector, including a lack of exposure to Rolls-Royce Holdings Plc. and Mitsubishi Heavy Industries, Ltd.
»	A lack of exposure to Hitachi Ltd.
»	Security selection in the communication services sector, including overweights to WPP Plc and Vodafone Group Plc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/7/15)

Class A Shares at NAV (excluding maximum sales charge)	21.74%	6.38%	5.36%

Class A at maximum sales charge (Offering Price)	14.69%	5.12%	4.69%

MSCI EAFE® Index	22.97%	6.24%	5.18%

Performance Inception Date	Aug. 07, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,615,256,061
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 4,760,772
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,615,256,061

Total number of portfolio holdings	281

Portfolio turnover (%)	29%

Total management fees paid for the year	$4,760,772

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice International Equity Fund to Nuveen International Responsible Equity Fund.
•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice International Equity Fund to Nuveen International Responsible Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162604 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund (Formerly known as TIAA-CREF Social Choice International Equity Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TSOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$50	0.45%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%	[68]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen International Responsible Equity Fund returned 22.04% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•	Top contributors to relative performance
»	Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc and Pernod Ricard SA.
»	Security selection in the consumer discretionary sector, led by a lack of exposure to LVMH Moet Hennessy Louis Vuitton SE, and an underweight to Toyota Motor Corp.
»	Security selection in the information technology sector, led by overweights to SAP SE and NEC Corp.
•	Top detractors from relative performance
»	Security selection in the industrials sector, including a lack of exposure to Rolls-Royce Holdings Plc. and Mitsubishi Heavy Industries, Ltd.
»	A lack of exposure to Hitachi Ltd.
»	Security selection in the communication services sector, including overweights to WPP Plc and Vodafone Group Plc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	22.04%	6.60%	6.43%

MSCI EAFE® Index	22.97%	6.24%	6.19%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,615,256,061
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 4,760,772
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,615,256,061

Total number of portfolio holdings	281

Portfolio turnover (%)	29%

Total management fees paid for the year	$4,760,772

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice International Equity Fund to Nuveen International Responsible Equity Fund.
•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice International Equity Fund to Nuveen International Responsible Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000158755 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund (Formerly known as TIAA-CREF Social Choice International Equity Fund)
Class Name	Premier Class Shares
Trading Symbol	TSOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$55	0.50%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%	[69]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen International Responsible Equity Fund returned 21.88% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•	Top contributors to relative performance
»	Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc and Pernod Ricard SA.
»	Security selection in the consumer discretionary sector, led by a lack of exposure to LVMH Moet Hennessy Louis Vuitton SE, and an underweight to Toyota Motor Corp.
»	Security selection in the information technology sector, led by overweights to SAP SE and NEC Corp.
•	Top detractors from relative performance
»	Security selection in the industrials sector, including a lack of exposure to Rolls-Royce Holdings Plc. and Mitsubishi Heavy Industries, Ltd.
»	A lack of exposure to Hitachi Ltd.
»	Security selection in the communication services sector, including overweights to WPP Plc and Vodafone Group Plc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/7/15)

Premier Class Shares at NAV	21.88%	6.53%	5.53%

MSCI EAFE® Index	22.97%	6.24%	5.18%

Performance Inception Date	Aug. 07, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,615,256,061
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 4,760,772
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,615,256,061

Total number of portfolio holdings	281

Portfolio turnover (%)	29%

Total management fees paid for the year	$4,760,772

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice International Equity Fund to Nuveen International Responsible Equity Fund.
•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice International Equity Fund to Nuveen International Responsible Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000158754 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund (Formerly known as TIAA-CREF Social Choice International Equity Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TSONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$38	0.34%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%	[70]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen International Responsible Equity Fund returned 22.15% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•	Top contributors to relative performance
»	Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc and Pernod Ricard SA.
»	Security selection in the consumer discretionary sector, led by a lack of exposure to LVMH Moet Hennessy Louis Vuitton SE, and an underweight to Toyota Motor Corp.

»	Security selection in the information technology sector, led by overweights to SAP SE and NEC Corp.
•	Top detractors from relative performance
»	Security selection in the industrials sector, including a lack of exposure to Rolls-Royce Holdings Plc. and Mitsubishi Heavy Industries, Ltd.
»	A lack of exposure to Hitachi Ltd.
»	Security selection in the communication services sector, including overweights to WPP Plc and Vodafone Group Plc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/7/15)

Class R6 Shares at NAV	22.15%	6.72%	5.70%

MSCI EAFE® Index	22.97%	6.24%	5.18%

Performance Inception Date	Aug. 07, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,615,256,061
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 4,760,772
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,615,256,061

Total number of portfolio holdings	281

Portfolio turnover (%)	29%

Total management fees paid for the year	$4,760,772

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice International Equity Fund to Nuveen International Responsible Equity Fund.
•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice International Equity Fund to Nuveen International Responsible Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000158757 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund (Formerly known as TIAA-CREF Social Choice International Equity Fund)
Class Name	Retirement Class Shares
Trading Symbol	TSOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$65	0.59%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%	[71]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Responsible Equity Fund returned 21.80% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc and Pernod Ricard SA.

»   Security selection in the consumer discretionary sector, led by a lack of exposure to LVMH Moet Hennessy Louis Vuitton SE, and an underweight to Toyota Motor Corp.

»   Security selection in the information technology sector, led by overweights to SAP SE and NEC Corp.

•  Top detractors from relative performance

»   Security selection in the industrials sector, including a lack of exposure to Rolls-Royce Holdings Plc. and Mitsubishi Heavy Industries, Ltd.

»   A lack of exposure to Hitachi Ltd.

»   Security selection in the communication services sector, including overweights to WPP Plc and Vodafone Group Plc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/7/15)

Retirement Class Shares at NAV	21.80%	6.45%	5.44%

MSCI EAFE® Index	22.97%	6.24%	5.18%

Performance Inception Date	Aug. 07, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,615,256,061
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 4,760,772
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,615,256,061

Total number of portfolio holdings	281

Portfolio turnover (%)	29%

Total management fees paid for the year	$4,760,772

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice International Equity Fund to Nuveen International Responsible Equity Fund.
•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice International Equity Fund to Nuveen International Responsible Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000158759 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Social Choice Low Carbon Equity Fund (Formerly known as TIAA-CREF Social Choice Low Carbon Equity Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TLWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Social Choice Low Carbon Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$61	0.52%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.52%	[72]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Social Choice Low Carbon Equity Fund returned 35.11% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 3000 Index, which returned 37.86%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   An underweight and security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   Security selection and an overweight in the financials sector, led by an overweight to American Express Company.

»   An overweight to NVIDIA Corporation.

•  Top detractors from relative performance

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the information technology sector, including an underweight to Broadcom Inc., and an overweight to Intel Corporation.

»   Security selection and an overweight allocation in the consumer staples sector, including an overweight to PepsiCo, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/07/15)

Class A Shares at NAV (excluding maximum sales charge)	35.11%	13.82%	12.42%

Class A at maximum sales charge (Offering Price)	27.32%	12.48%	11.70%

Russell 3000® Index	37.86%	14.60%	12.97%

Performance Inception Date	Aug. 07, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,153,799,467
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 2,955,470
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,153,799,467

Total number of portfolio holdings	300

Portfolio turnover (%)	18%

Total management fees paid for the year	$2,955,470

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Low Carbon Equity Fund to Nuveen Social Choice Low Carbon Equity Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Fund merger: The Fund has been approved for merger into Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Low Carbon Equity Fund to Nuveen Social Choice Low Carbon Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162605 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Social Choice Low Carbon Equity Fund(Formerly known as TIAA-CREF Social Choice Low Carbon Equity Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TCCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Social Choice Low Carbon Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$40	0.34%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.34%	[73]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Social Choice Low Carbon Equity Fund returned 35.25% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 3000 Index, which returned 37.86%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   An underweight and security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   Security selection and an overweight in the financials sector, led by an overweight to American Express Company.

»   An overweight to NVIDIA Corporation.

•  Top detractors from relative performance

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the information technology sector, including an underweight to Broadcom Inc., and an overweight to Intel Corporation.

»   Security selection and an overweight allocation in the consumer staples sector, including an overweight to PepsiCo, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	35.25%	14.03%	13.13%

Russell 3000® Index	37.86%	14.60%	13.39%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,153,799,467
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 2,955,470
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,153,799,467

Total number of portfolio holdings	300

Portfolio turnover (%)	18%

Total management fees paid for the year	$2,955,470

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Low Carbon Equity Fund to Nuveen Social Choice Low Carbon Equity Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Fund merger: The Fund has been approved for merger into Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Low Carbon Equity Fund to Nuveen Social Choice Low Carbon Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000158758 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Social Choice Low Carbon Equity Fund (Formerly known as TIAA-CREF Social Choice Low Carbon Equity Fund)
Class Name	Premier Class Shares
Trading Symbol	TPWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Social Choice Low Carbon Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$46	0.39%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.39%	[74]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Social Choice Low Carbon Equity Fund returned 35.23% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 3000 Index, which returned 37.86%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   An underweight and security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   Security selection and an overweight in the financials sector, led by an overweight to American Express Company.

»   An overweight to NVIDIA Corporation.

•  Top detractors from relative performance

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the information technology sector, including an underweight to Broadcom Inc., and an overweight to Intel Corporation.

»   Security selection and an overweight allocation in the consumer staples sector, including an overweight to PepsiCo, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/7/15)

Premier Class Shares at NAV	35.23%	13.99%	12.60%

Russell 3000® Index	37.86%	14.60%	12.97%

Performance Inception Date	Aug. 07, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,153,799,467
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 2,955,470
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,153,799,467

Total number of portfolio holdings	300

Portfolio turnover (%)	18%

Total management fees paid for the year	$2,955,470

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Low Carbon Equity Fund to Nuveen Social Choice Low Carbon Equity Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Fund merger: The Fund has been approved for merger into Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which was available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Low Carbon Equity Fund to Nuveen Social Choice Low Carbon Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which was available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000158761 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Social Choice Low Carbon Equity Fund (Formerly known as TIAA-CREF Social Choice Low Carbon Equity Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TNWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Social Choice Low Carbon Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$28	0.24%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.24%	[75]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Social Choice Low Carbon Equity Fund returned 35.43% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 3000 Index, which returned 37.86%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   An underweight and security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   Security selection and an overweight in the financials sector, led by an overweight to American Express Company.

»   An overweight to NVIDIA Corporation.

•  Top detractors from relative performance

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the information technology sector, including an underweight to Broadcom Inc., and an overweight to Intel Corporation.

»   Security selection and an overweight allocation in the consumer staples sector, including an overweight to PepsiCo, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/7/15)

Class R6 Shares at NAV	35.43%	14.16%	12.76%

Russell 3000® Index	37.86%	14.60%	12.97%

Performance Inception Date	Aug. 07, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,153,799,467
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 2,955,470
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,153,799,467

Total number of portfolio holdings	300

Portfolio turnover (%)	18%

Total management fees paid for the year	$2,955,470

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Low Carbon Equity Fund to Nuveen Social Choice Low Carbon Equity Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Fund merger: The Fund has been approved for merger into Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Low Carbon Equity Fund to Nuveen Social Choice Low Carbon Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000158760 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Social Choice Low Carbon Equity Fund (Formerly known as TIAA-CREF Social Choice Low Carbon Equity Fund)
Class Name	Retirement Class Shares
Trading Symbol	TEWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Social Choice Low Carbon Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$58	0.49%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.49%	[76]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Social Choice Low Carbon Equity Fund returned 35.11% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 3000 Index, which returned 37.86%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   An underweight and security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   Security selection and an overweight in the financials sector, led by an overweight to American Express Company.

»   An overweight to NVIDIA Corporation.

•  Top detractors from relative performance

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the information technology sector, including an underweight to Broadcom Inc., and an overweight to Intel Corporation.

»   Security selection and an overweight allocation in the consumer staples sector, including an overweight to PepsiCo, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/7/15)

Retirement Class Shares at NAV	35.11%	13.88%	12.48%

Russell 3000® Index	37.86%	14.60%	12.97%

Performance Inception Date	Aug. 07, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,153,799,467
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 2,955,470
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,153,799,467

Total number of portfolio holdings	300

Portfolio turnover (%)	18%

Total management fees paid for the year	$2,955,470

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Low Carbon Equity Fund to Nuveen Social Choice Low Carbon Equity Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Fund merger: The Fund has been approved for merger into Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Low Carbon Equity Fund to Nuveen Social Choice Low Carbon Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000175456 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund (Formerly known as TIAA-CREF Quant International Small‑Cap Equity Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TLISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$125	1.11%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.11%	[77]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen Quant International Small Cap Equity Fund returned 24.72% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the MSCI All Country World ex USA Small Cap Index (Net), which returned 23.73%.

•	Top contributors to relative performance
»	Security selection and an overweight in the industrials sector, led by overweights to Bharat Dynamics Limited and Embraer S.A.
»	Security selection in the information technology sector, led by overweights to Celestica Inc and Accelleron Industries AG.
»	An overweight to Unipol Gruppo S.p.A.
•	Top detractors from relative performance
»	Security selection in the consumer discretionary sector, including overweights to Dowlais Group Plc and Hugo Boss AG.
»	Security selection in the communication services sector, including an overweight to Ubisoft Entertainment SA and a lack of exposure to International Games System Co., Ltd.
»	Security selection in the materials sector, including overweights to Abou Kir Fertilizers & Chemicals Industries Co. And Maharashtra Seamless Limited.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/9/16)

Class A Shares at NAV (excluding maximum sales charge)	24.72%	4.71%	4.83%

Class A at maximum sales charge (Offering Price)	17.61%	3.47%	4.05%

MSCI All Country World ex USA Index (Net)	24.33%	5.78%	6.68%

MSCI All Country World ex USA Small Cap Index (Net)	23.73%	6.21%	6.79%

Performance Inception Date	Dec. 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,232,063,323
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 7,959,404
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,232,063,323

Total number of portfolio holdings	544

Portfolio turnover (%)	113%

Total management fees paid for the year	$7,959,404

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant International Small‑Cap Equity Fund to Nuveen Quant International Small Cap Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant International Small‑Cap Equity Fund to Nuveen Quant International Small Cap Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000175453 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund (Formerly known as TIAA-CREF Quant International Small‑Cap Equity Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TAISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$89	0.79%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%	[78]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen Quant International Small Cap Equity Fund returned 25.18% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the MSCI All Country World ex USA Small Cap Index (Net), which returned 23.73%.

•	Top contributors to relative performance
»	Security selection and an overweight in the industrials sector, led by overweights to Bharat Dynamics Limited and Embraer S.A.
»	Security selection in the information technology sector, led by overweights to Celestica Inc and Accelleron Industries AG.
»	An overweight to Unipol Gruppo S.p.A.
•	Top detractors from relative performance
»	Security selection in the consumer discretionary sector, including overweights to Dowlais Group Plc and Hugo Boss AG.
»	Security selection in the communication services sector, including an overweight to Ubisoft Entertainment SA and a lack of exposure to International Games System Co., Ltd.
»	Security selection in the materials sector, including overweights to Abou Kir Fertilizers & Chemicals Industries Co. And Maharashtra Seamless Limited.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/9/16)

Class I Shares at NAV	25.18%	5.10%	5.21%

MSCI All Country World ex USA Index (Net)	24.33%	5.78%	6.68%

MSCI All Country World ex USA Small Cap Index (Net)	23.73%	6.21%	6.79%

Performance Inception Date	Dec. 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,232,063,323
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 7,959,404
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,232,063,323

Total number of portfolio holdings	544

Portfolio turnover (%)	113%

Total management fees paid for the year	$7,959,404

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant International Small‑Cap Equity Fund to Nuveen Quant International Small Cap Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant International Small‑Cap Equity Fund to Nuveen Quant International Small Cap Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000175455 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund (Formerly known as TIAA-CREF Quant International Small‑Cap Equity Fund)
Class Name	Premier Class Shares
Trading Symbol	TPISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$102	0.91%

*	Annualized for period less than a year.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.91%	[79]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen Quant International Small Cap Equity Fund returned 24.99% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the MSCI All Country World ex USA Small Cap Index (Net), which returned 23.73%.

•	Top contributors to relative performance
»	Security selection and an overweight in the industrials sector, led by overweights to Bharat Dynamics Limited and Embraer S.A.
»	Security selection in the information technology sector, led by overweights to Celestica Inc and Accelleron Industries AG.
»	An overweight to Unipol Gruppo S.p.A.
•	Top detractors from relative performance
»	Security selection in the consumer discretionary sector, including overweights to Dowlais Group Plc and Hugo Boss AG.
»	Security selection in the communication services sector, including an overweight to Ubisoft Entertainment SA and a lack of exposure to International Games System Co., Ltd.
»	Security selection in the materials sector, including overweights to Abou Kir Fertilizers & Chemicals Industries Co. And Maharashtra Seamless Limited.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/9/16)

Premier Class Shares at NAV	24.99%	4.95%	5.10%

MSCI All Country World ex USA Index (Net)	24.33	5.78%	6.68%

MSCI All Country World ex USA Small Cap Index (Net)	23.73	6.21%	6.79%

Performance Inception Date	Dec. 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,232,063,323
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 7,959,404
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,232,063,323

Total number of portfolio holdings	544

Portfolio turnover (%)	113%

Total management fees paid for the year	$7,959,404

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant International Small‑Cap Equity Fund to Nuveen Quant International Small Cap Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant International Small‑Cap Equity Fund to Nuveen Quant International Small Cap Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000175454 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund (Formerly known as TIAA-CREF Quant International Small‑Cap Equity Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TIISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$82	0.73%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.73%	[80]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen Quant International Small Cap Equity Fund returned 25.20% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the MSCI All Country World ex USA Small Cap Index (Net), which returned 23.73%.

•	Top contributors to relative performance
»	Security selection and an overweight in the industrials sector, led by overweights to Bharat Dynamics Limited and Embraer S.A.
»	Security selection in the information technology sector, led by overweights to Celestica Inc and Accelleron Industries AG.
»	An overweight to Unipol Gruppo S.p.A.
•	Top detractors from relative performance
»	Security selection in the consumer discretionary sector, including overweights to Dowlais Group Plc and Hugo Boss AG.
»	Security selection in the communication services sector, including an overweight to Ubisoft Entertainment SA and a lack of exposure to International Games System Co., Ltd.
»	Security selection in the materials sector, including overweights to Abou Kir Fertilizers & Chemicals Industries Co. And Maharashtra Seamless Limited.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/9/16)

Class R6 Shares at NAV	25.20%	5.14%	5.26%

MSCI All Country World ex USA Index (Net)	24.33%	5.78%	6.68%

MSCI All Country World ex USA Small Cap Index (Net)	23.73%	6.21%	6.79%

Performance Inception Date	Dec. 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,232,063,323
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 7,959,404
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,232,063,323

Total number of portfolio holdings	544

Portfolio turnover (%)	113%

Total management fees paid for the year	$7,959,404

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant International Small‑Cap Equity Fund to Nuveen Quant International Small Cap Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant International Small‑Cap Equity Fund to Nuveen Quant International Small Cap Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000175457 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund (Formerly known as TIAA-CREF Quant International Small‑Cap Equity Fund)
Class Name	Retirement Class Shares
Trading Symbol	TTISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$110	0.98%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.98%	[81]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant International Small Cap Equity Fund returned 24.80% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the MSCI All Country World ex USA Small Cap Index (Net), which returned 23.73%.

•  Top contributors to relative performance

»   Security selection and an overweight in the industrials sector, led by overweights to Bharat Dynamics Limited and Embraer S.A.

»   Security selection in the information technology sector, led by overweights to Celestica Inc and Accelleron Industries AG.

»   An overweight to Unipol Gruppo S.p.A.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including overweights to Dowlais Group Plc and Hugo Boss AG.

»   Security selection in the communication services sector, including an overweight to Ubisoft Entertainment SA and a lack of exposure to International Games System Co., Ltd.

»   Security selection in the materials sector, including overweights to Abou Kir Fertilizers & Chemicals Industries Co. And Maharashtra Seamless Limited.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/9/16)

Retirement Class Shares at NAV	24.80%	4.89%	5.02%

MSCI All Country World ex USA Index (Net)	24.33%	5.78%	6.68%

MSCI All Country World ex USA Small Cap Index (Net)	23.73%	6.21%	6.79%

Performance Inception Date	Dec. 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,232,063,323
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 7,959,404
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,232,063,323

Total number of portfolio holdings	544

Portfolio turnover (%)	113%

Total management fees paid for the year	$7,959,404

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant International Small‑Cap Equity Fund to Nuveen Quant International Small Cap Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant International Small‑Cap Equity Fund to Nuveen Quant International Small Cap Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014658 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund (Formerly known as TIAA-CREF Quant Small‑Cap Equity Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TCSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$84	0.71%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.71%	[82]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small Cap Equity Fund returned 37.51% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by overweights to Abercrombie & Fitch Co. And EVgo, Inc.

»   Security selection in the health care sector, led by overweights to ADMA Biologics, Inc. and Hims & Hers Health, Inc.

»   Security selection in the consumer staples sector, led by overweights to e.l.f. Beauty, Inc. and Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection and an overweight in the communication services sector.

»   Lack of exposure to MicroStrategy Incorporated.

»   An overweight to Par Pacific Holdings Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	37.51%	10.85%	9.21%

Class A at maximum sales charge (Offering Price)	29.63%	9.54%	8.56%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,435,114,419
Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 12,340,055
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$3,435,114,419

Total number of portfolio holdings	397

Portfolio turnover (%)	78%

Total management fees paid for the year	$12,340,055

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small‑Cap Equity Fund to Nuveen Quant Small Cap Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small‑Cap Equity Fund to Nuveen Quant Small Cap Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162563 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund (Formerly known as TIAA-CREF Quant Small‑Cap Equity Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TSCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$57	0.48%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.48%	[83]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small Cap Equity Fund returned 37.85% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by overweights to Abercrombie & Fitch Co. And EVgo, Inc.

»   Security selection in the health care sector, led by overweights to ADMA Biologics, Inc. and Hims & Hers Health, Inc.

»   Security selection in the consumer staples sector, led by overweights to e.l.f. Beauty, Inc. and Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection and an overweight in the communication services sector.

»   Lack of exposure to MicroStrategy Incorporated.

»   An overweight to Par Pacific Holdings Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	37.85%	11.09%	9.85%

Russell 3000® Index	37.86%	14.60%	13.39%

Russell 2000® Index	34.07%	8.50%	8.67%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,435,114,419
Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 12,340,055
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$3,435,114,419

Total number of portfolio holdings	397

Portfolio turnover (%)	78%

Total management fees paid for the year	$12,340,055

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small‑Cap Equity Fund to Nuveen Quant Small Cap Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small‑Cap Equity Fund to Nuveen Quant Small Cap Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079570 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund (Formerly known as TIAA-CREF Quant Small‑Cap Equity Fund)
Class Name	Premier Class Shares
Trading Symbol	TSRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$67	0.56%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.56%	[84]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small Cap Equity Fund returned 37.72% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by overweights to Abercrombie & Fitch Co. And EVgo, Inc.

»   Security selection in the health care sector, led by overweights to ADMA Biologics, Inc. and Hims & Hers Health, Inc.

»   Security selection in the consumer staples sector, led by overweights to e.l.f. Beauty, Inc. and Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection and an overweight in the communication services sector.

»   Lack of exposure to MicroStrategy Incorporated.

»   An overweight to Par Pacific Holdings Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	37.72%	10.99%	9.36%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,435,114,419
Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 12,340,055
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$3,435,114,419

Total number of portfolio holdings	397

Portfolio turnover (%)	78%

Total management fees paid for the year	$12,340,055

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small‑Cap Equity Fund to Nuveen Quant Small Cap Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small‑Cap Equity Fund to Nuveen Quant Small Cap Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014657 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund (Formerly known as TIAA-CREF Quant Small‑Cap Equity Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TISEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$49	0.41%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.41%	[85]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small Cap Equity Fund returned 37.93% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by overweights to Abercrombie & Fitch Co. And EVgo, Inc.

»   Security selection in the health care sector, led by overweights to ADMA Biologics, Inc. and Hims & Hers Health, Inc.

»   Security selection in the consumer staples sector, led by overweights to e.l.f. Beauty, Inc. and Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection and an overweight in the communication services sector.

»   Lack of exposure to MicroStrategy Incorporated.

»   An overweight to Par Pacific Holdings Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	37.93%	11.17%	9.52%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,435,114,419
Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 12,340,055
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$3,435,114,419

Total number of portfolio holdings	397

Portfolio turnover (%)	78%

Total management fees paid for the year	$12,340,055

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small‑Cap Equity Fund to Nuveen Quant Small Cap Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small‑Cap Equity Fund to Nuveen Quant Small Cap Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014659 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund (Formerly known as TIAA-CREF Quant Small‑Cap Equity Fund)
Class Name	Retirement Class Shares
Trading Symbol	TRSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$78	0.66%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.66%	[86]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small Cap Equity Fund returned 37.61% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by overweights to Abercrombie & Fitch Co. And EVgo, Inc.

»   Security selection in the health care sector, led by overweights to ADMA Biologics, Inc. and Hims & Hers Health, Inc.

»   Security selection in the consumer staples sector, led by overweights to e.l.f. Beauty, Inc. and Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection and an overweight in the communication services sector.

»   Lack of exposure to MicroStrategy Incorporated.

»   An overweight to Par Pacific Holdings Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	37.61%	10.88%	9.25%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,435,114,419
Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 12,340,055
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$3,435,114,419

Total number of portfolio holdings	397

Portfolio turnover (%)	78%

Total management fees paid for the year	$12,340,055

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small‑Cap Equity Fund to Nuveen Quant Small Cap Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small‑Cap Equity Fund to Nuveen Quant Small Cap Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202752 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund (Formerly known as TIAA-CREF Quant Small‑Cap Equity Fund)
Class Name	Class W Shares
Trading Symbol	TSCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[87]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small Cap Equity Fund returned 38.41% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by overweights to Abercrombie & Fitch Co. And EVgo, Inc.

»   Security selection in the health care sector, led by overweights to ADMA Biologics, Inc. and Hims & Hers Health, Inc.

»   Security selection in the consumer staples sector, led by overweights to e.l.f. Beauty, Inc. and Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection and an overweight in the communication services sector.

»   Lack of exposure to MicroStrategy Incorporated.

»   An overweight to Par Pacific Holdings Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	38.41%	11.62%	8.56%

Russell 3000® Index	37.86%	14.60%	12.76%

Russell 2000® Index	34.07%	8.50%	5.76%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 3,435,114,419
Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 12,340,055
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$3,435,114,419

Total number of portfolio holdings	397

Portfolio turnover (%)	78%

Total management fees paid for the year	$12,340,055

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small‑Cap Equity Fund to Nuveen Quant Small Cap Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small‑Cap Equity Fund to Nuveen Quant Small Cap Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000090850 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund(Formerly known as TIAA-CREF Emerging Markets Equity Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$138	1.26%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.26%	[88]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Fund returned 19.22% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI Emerging Markets Index (Net), which returned 25.32%.

•  Top contributors to relative performance

»   An overweight to JD.com, Inc.

»   Security selection in the industrials sector, led by an overweight to Embraer S.A.

»   An overweight to Mahindra & Mahindra Limited.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to Samsung Electronics Co., Ltd.

»   Security selection in the consumer staples sector, including an overweight to Fomento Economico Mexicano, S.A.B. de C.V. and an out-of-benchmark position in Almacenes Exito SA.

»   An out-of-benchmark position in Arcos Dorados Holdings Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	19.22%	0.46%	1.95%

Class A at maximum sales charge (Offering Price)	12.40%	-0.72%	1.35%

MSCI Emerging Markets Index	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,708,330,866
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 14,235,980
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,708,330,866

Total number of portfolio holdings	79

Portfolio turnover (%)	85%

Total management fees paid for the year	$14,235,980

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Fund to Nuveen Emerging Markets Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Fund to Nuveen Emerging Markets Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162588 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund (Formerly known as TIAA-CREF Emerging Markets Equity Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TEMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$109	0.99%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%	[89]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Fund returned 19.61% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI Emerging Markets Index (Net), which returned 25.32%.

•  Top contributors to relative performance

»   An overweight to JD.com, Inc.

»   Security selection in the industrials sector, led by an overweight to Embraer S.A.

»   An overweight to Mahindra & Mahindra Limited.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to Samsung Electronics Co., Ltd.

»   Security selection in the consumer staples sector, including an overweight to Fomento Economico Mexicano, S.A.B. de C.V. and an out-of-benchmark position in Almacenes Exito SA.

»   An out-of-benchmark position in Arcos Dorados Holdings Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	19.61%	0.76%	4.68%

MSCI Emerging Markets Index	25.32%	3.93%	6.21%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,708,330,866
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 14,235,980
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,708,330,866

Total number of portfolio holdings	79

Portfolio turnover (%)	85%

Total management fees paid for the year	$14,235,980

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Fund to Nuveen Emerging Markets Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Fund to Nuveen Emerging Markets Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000090852 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund (Formerly known as TIAA-CREF Emerging Markets Equity Fund)
Class Name	Premier Class Shares
Trading Symbol	TEMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$115	1.05%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.05%	[90]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Fund returned 19.47% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI Emerging Markets Index (Net), which returned 25.32%.

•  Top contributors to relative performance

»   An overweight to JD.com, Inc.

»   Security selection in the industrials sector, led by an overweight to Embraer S.A.

»   An overweight to Mahindra & Mahindra Limited.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to Samsung Electronics Co., Ltd.

»   Security selection in the consumer staples sector, including an overweight to Fomento Economico Mexicano, S.A.B. de C.V. and an out-of-benchmark position in Almacenes Exito SA.

»   An out-of-benchmark position in Arcos Dorados Holdings Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	19.47%	0.72%	2.20%

MSCI Emerging Markets Index	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,708,330,866
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 14,235,980
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,708,330,866

Total number of portfolio holdings	79

Portfolio turnover (%)	85%

Total management fees paid for the year	$14,235,980

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Fund to Nuveen Emerging Markets Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Fund to Nuveen Emerging Markets Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000090853 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund (Formerly known as TIAA-CREF Emerging Markets Equity Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TEMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$99	0.90%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%	[91]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Fund returned 19.70% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI Emerging Markets Index (Net), which returned 25.32%.

•  Top contributors to relative performance

»   An overweight to JD.com, Inc.

»   Security selection in the industrials sector, led by an overweight to Embraer S.A.

»   An overweight to Mahindra & Mahindra Limited.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to Samsung Electronics Co., Ltd.

»   Security selection in the consumer staples sector, including an overweight to Fomento Economico Mexicano, S.A.B. de C.V. and an out-of-benchmark position in Almacenes Exito SA.

»   An out-of-benchmark position in Arcos Dorados Holdings Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	19.70%	0.83%	2.34%

MSCI Emerging Markets Index	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,708,330,866
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 14,235,980
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,708,330,866

Total number of portfolio holdings	79

Portfolio turnover (%)	85%

Total management fees paid for the year	$14,235,980

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Fund to Nuveen Emerging Markets Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Fund to Nuveen Emerging Markets Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000090851 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund(Formerly known as TIAA-CREF Emerging Markets Equity Fund)
Class Name	Retirement Class Shares
Trading Symbol	TEMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$126	1.15%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.15%	[92]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Fund returned 19.26% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI Emerging Markets Index (Net), which returned 25.32%.

•  Top contributors to relative performance

»   An overweight to JD.com, Inc.

»   Security selection in the industrials sector, led by an overweight to Embraer S.A.

»   An overweight to Mahindra & Mahindra Limited.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to Samsung Electronics Co., Ltd.

»   Security selection in the consumer staples sector, including an overweight to Fomento Economico Mexicano, S.A.B. de C.V. and an out-of-benchmark position in Almacenes Exito SA.

»   An out-of-benchmark position in Arcos Dorados Holdings Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	19.26%	0.68%	2.15%

MSCI Emerging Markets Index	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,708,330,866
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 14,235,980
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,708,330,866

Total number of portfolio holdings	79

Portfolio turnover (%)	85%

Total management fees paid for the year	$14,235,980

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Fund to Nuveen Emerging Markets Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Fund to Nuveen Emerging Markets Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202763 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund (Formerly known as TIAA-CREF Emerging Markets Equity Fund)
Class Name	Class W Shares
Trading Symbol	TEMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[93]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Fund returned 20.78% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI Emerging Markets Index (Net), which returned 25.32%.

•  Top contributors to relative performance

»   An overweight to JD.com, Inc.

»   Security selection in the industrials sector, led by an overweight to Embraer S.A.

»   An overweight to Mahindra & Mahindra Limited.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to Samsung Electronics Co., Ltd.

»   Security selection in the consumer staples sector, including an overweight to Fomento Economico Mexicano, S.A.B. de C.V. and an out-of-benchmark position in Almacenes Exito SA.

»   An out-of-benchmark position in Arcos Dorados Holdings Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	20.78%	1.74%	3.50%

MSCI Emerging Markets Index	25.32%	3.93%	3.57%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,708,330,866
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 14,235,980
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,708,330,866

Total number of portfolio holdings	79

Portfolio turnover (%)	85%

Total management fees paid for the year	$14,235,980

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Fund to Nuveen Emerging Markets Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Fund to Nuveen Emerging Markets Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202770 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund (Formerly known as TIAA-CREF Quant International Small‑Cap Equity Fund)
Class Name	Class W Shares
Trading Symbol	TAIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$1	0.01%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[94]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen Quant International Small Cap Equity Fund returned 26.06% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the MSCI All Country World ex USA Small Cap Index (Net), which returned 23.73%.

•	Top contributors to relative performance
»	Security selection and an overweight in the industrials sector, led by overweights to Bharat Dynamics Limited and Embraer S.A.
»	Security selection in the information technology sector, led by overweights to Celestica Inc and Accelleron Industries AG.
»	An overweight to Unipol Gruppo S.p.A.
•	Top detractors from relative performance
»	Security selection in the consumer discretionary sector, including overweights to Dowlais Group Plc and Hugo Boss AG.
»	Security selection in the communication services sector, including an overweight to Ubisoft Entertainment SA and a lack of exposure to International Games System Co., Ltd.
»	Security selection in the materials sector, including overweights to Abou Kir Fertilizers & Chemicals Industries Co. And Maharashtra Seamless Limited.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	26.06%	5.87%	4.26%

MSCI All Country World ex USA Index (Net)	24.33%	5.78%	5.10%

MSCI All Country World ex USA Small Cap Index (Net)	23.73%	6.21%	4.75%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,232,063,323
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 7,959,404
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,232,063,323

Total number of portfolio holdings	544

Portfolio turnover (%)	113%

Total management fees paid for the year	$7,959,404

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant International Small‑Cap Equity Fund to Nuveen Quant International Small Cap Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant International Small‑Cap Equity Fund to Nuveen Quant International Small Cap Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033988 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund (Formerly known as TIAA-CREF Equity Index Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TINRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Equity Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$38	0.32%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.32%	[95]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Equity Index Fund’s total return for Class A Shares at net asset value (NAV) was 37.39% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 3000 Index, returned 37.86%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	37.39%	14.26%	12.09%

Class A at maximum sales charge (Offering Price)	29.51%	12.91%	11.43%

Russell 3000® Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 47,572,102,791
Holdings Count | Holding	2,712
Advisory Fees Paid, Amount	$ 17,611,848
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$47,572,102,791

Total number of portfolio holdings	2,712

Portfolio turnover (%)	3%

Total management fees paid for the year	$ 17,611,848

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Equity Index Fund to Nuveen Equity Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Equity Index Fund to Nuveen Equity Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162542 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund(Formerly known as TIAA-CREF Equity Index Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TEIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Equity Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$18	0.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.15%	[96]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Equity Index Fund’s total return for Class I Shares at net asset value (NAV) was 37.62% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 3000 Index, returned 37.86%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	37.62%	14.44%	13.25%

Russell 3000® Index	37.86%	14.60%	13.39%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 47,572,102,791
Holdings Count | Holding	2,712
Advisory Fees Paid, Amount	$ 17,611,848
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$47,572,102,791

Total number of portfolio holdings	2,712

Portfolio turnover (%)	3%

Total management fees paid for the year	$ 17,611,848

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Equity Index Fund to Nuveen Equity Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Equity Index Fund to Nuveen Equity Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079551 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund (Formerly known as TIAA-CREF Equity Index Fund)
Class Name	Premier Class Shares
Trading Symbol	TCEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Equity Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$24	0.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.20%	[97]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Equity Index Fund’s total return for Premier Class Shares at net asset value (NAV) was 37.55% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 3000 Index, returned 37.86%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	37.55%	14.39%	12.24%

Russell 3000® Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 47,572,102,791
Holdings Count | Holding	2,712
Advisory Fees Paid, Amount	$ 17,611,848
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$47,572,102,791

Total number of portfolio holdings	2,712

Portfolio turnover (%)	3%

Total management fees paid for the year	$ 17,611,848

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Equity Index Fund to Nuveen Equity Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Equity Index Fund to Nuveen Equity Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014611 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund (Formerly known as TIAA-CREF Equity Index Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TIEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Equity Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$6	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%	[98]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Equity Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 37.78% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 3000 Index, returned 37.86%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	37.78%	14.56%	12.41%

Russell 3000® Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 47,572,102,791
Holdings Count | Holding	2,712
Advisory Fees Paid, Amount	$ 17,611,848
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$47,572,102,791

Total number of portfolio holdings	2,712

Portfolio turnover (%)	3%

Total management fees paid for the year	$ 17,611,848

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Equity Index Fund to Nuveen Equity Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Equity Index Fund to Nuveen Equity Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033987 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund (Formerly known as TIAA-CREF Equity Index Fund)
Class Name	Retirement Class Shares
Trading Symbol	TIQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Equity Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.30%	[99]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Equity Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 37.44% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 3000 Index, returned 37.86%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	37.44%	14.27%	12.12%

Russell 3000® Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 47,572,102,791
Holdings Count | Holding	2,712
Advisory Fees Paid, Amount	$ 17,611,848
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$47,572,102,791

Total number of portfolio holdings	2,712

Portfolio turnover (%)	3%

Total management fees paid for the year	$ 17,611,848

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Equity Index Fund to Nuveen Equity Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Equity Index Fund to Nuveen Equity Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202742 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund (Formerly known as TIAA-CREF Equity Index Fund)
Class Name	Class W Shares
Trading Symbol	TEQWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Equity Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[100]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Equity Index Fund’s total return for Class W Shares at net asset value (NAV) was 37.85% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 3000 Index, returned 37.86%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	37.85%	14.62%	12.78%

Russell 3000® Index	37.86%	14.60%	12.76%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 47,572,102,791
Holdings Count | Holding	2,712
Advisory Fees Paid, Amount	$ 17,611,848
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$47,572,102,791

Total number of portfolio holdings	2,712

Portfolio turnover (%)	3%

Total management fees paid for the year	$ 17,611,848

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Equity Index Fund to Nuveen Equity Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Equity Index Fund to Nuveen Equity Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162545 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund (Formerly known as TIAA-CREF International Equity Index Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TCIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen International Equity Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.18%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%	[101]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Index Fund’s total return for Class I Shares at net asset value (NAV) was 22.13% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI EAFE Index (Net), returned 22.97%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to Fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	22.13%	6.24%	6.13%

MSCI EAFE® Index	22.97%	6.24%	6.19%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 27,165,368,116
Holdings Count | Holding	756
Advisory Fees Paid, Amount	$ 9,733,203
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$27,165,368,116

Total number of portfolio holdings	756

Portfolio turnover (%)	4%

Total management fees paid for the year	$9,733,203

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Index Fund to Nuveen International Equity Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Index Fund to Nuveen International Equity Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079552 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund (Formerly known as TIAA-CREF International Equity Index Fund)
Class Name	Premier Class Shares
Trading Symbol	TRIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Equity Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%	[102]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Index Fund’s total return for Premier Class Shares at net asset value (NAV) was 22.07% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI EAFE Index (Net), returned 22.97%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to Fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	22.07%	6.22%	5.17%

MSCI EAFE® Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 27,165,368,116
Holdings Count | Holding	756
Advisory Fees Paid, Amount	$ 9,733,203
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$27,165,368,116

Total number of portfolio holdings	756

Portfolio turnover (%)	4%

Total management fees paid for the year	$9,733,203

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Index Fund to Nuveen International Equity Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Index Fund to Nuveen International Equity Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014626 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund (Formerly known as TIAA-CREF International Equity Index Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TCIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Equity Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$6	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%	[103]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Index Fund’s total return for Class R6 at net asset value (NAV) was 22.31% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI EAFE Index (Net), returned 22.97%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to Fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year
Class R6 Shares at NAV	22.31%	6.38%	5.33%
MSCI EAFE® Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 27,165,368,116
Holdings Count | Holding	756
Advisory Fees Paid, Amount	$ 9,733,203
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$27,165,368,116
Total number of portfolio holdings	756
Portfolio turnover (%)	4%
Total management fees paid for the year	$9,733,203

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Index Fund to Nuveen International Equity Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Index Fund to Nuveen International Equity Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014627 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund (Formerly known as TIAA-CREF International Equity Index Fund)
Class Name	Retirement Class Shares
Trading Symbol	TRIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Equity Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$33	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%	[104]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 21.94% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI EAFE Index (Net), returned 22.97%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to Fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	21.94%	6.10%	5.07%

MSCI EAFE® Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/ mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 27,165,368,116
Holdings Count | Holding	756
Advisory Fees Paid, Amount	$ 9,733,203
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$27,165,368,116
Total number of portfolio holdings	756
Portfolio turnover (%)	4%
Total management fees paid for the year	$9,733,203

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Index Fund to Nuveen International Equity Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Index Fund to Nuveen International Equity Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202745 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund (Formerly known as TIAA-CREF International Equity Index Fund)
Class Name	Class W Shares
Trading Symbol	TCIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen International Equity Index Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[105]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Index Fund’s total return for Class W Shares at net asset value (NAV) was 22.30% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI EAFE Index (Net), returned 22.97%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to Fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)
Class W Shares at NAV	22.30%	6.42%	5.67%
MSCI EAFE® Index	22.97%	6.24%	5.48%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787
Net Assets	$ 27,165,368,116
Holdings Count | Holding	756
Advisory Fees Paid, Amount	$ 9,733,203
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$27,165,368,116
Total number of portfolio holdings	756
Portfolio turnover (%)	4%
Total management fees paid for the year	$9,733,203

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Index Fund to Nuveen International Equity Index Fund.
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Index Fund to Nuveen International Equity Index Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000171519 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund (Formerly known as TIAA-CREF International Bond Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TIBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen International Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$100	0.95%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%	[106]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Bond Fund returned 10.00% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned 9.28%.

•  Top contributors to relative performance

»   Overweights to government-related credit, particularly in emerging markets (EM), and corporate bonds, primarily high-yield corporate bonds.

»   Out‑of‑benchmark exposure to commercial mortgage-backed securities and U.S. dollar-denominated securities.

»   Yield curve positioning.

»   Security selection within global treasuries, most notably in EM issuers.

•  Top detractors from relative performance

»   Unhedged foreign currency exposure, particularly to EM currencies.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/5/16)
Class A Shares at NAV (excluding maximum sales charge)	10.00%	0.11%	1.50%
Class A at maximum sales charge (Offering Price)	5.59%	-0.70%	0.99%
Bloomberg Global Aggregate Bond Index	9.54%	(1.64)%	(0.27)%
Bloomberg Global Aggregate ex‑USD Index (Hedged)	9.28%	0.65%	1.84%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 420,714,879
Holdings Count | Holding	476
Advisory Fees Paid, Amount	$ 2,080,778
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$420,714,879
Total number of portfolio holdings	476
Portfolio turnover (%)	37%
Total management fees paid for the year	$2,080,778

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Bond Fund to Nuveen International Bond Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Bond Fund to Nuveen International Bond Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171516 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund (Formerly known as TIAA-CREF International Bond Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TIBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen International Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$74	0.70%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%	[107]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Bond Fund returned 10.30% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg Global Aggregate ex-USD Index (Hedged), which returned 9.28%.

•  Top contributors to relative performance

»   Overweights to government-related credit, particularly in emerging markets (EM), and corporate bonds, primarily high-yield corporate bonds.

»   Out-of-benchmark exposure to commercial mortgage-backed securities and U.S. dollar-denominated securities.

»   Yield curve positioning.

»   Security selection within global treasuries, most notably in EM issuers.

•  Top detractors from relative performance

»   Unhedged foreign currency exposure, particularly to EM currencies.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/5/16)
Class I Shares at NAV	10.30%	0.42%	1.79%
Bloomberg Global Aggregate Bond Index	9.54%	(1.64)%	(0.27)%
Bloomberg Global Aggregate ex‑USD Index (Hedged)	9.28%	0.65%	1.84%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 420,714,879
Holdings Count | Holding	476
Advisory Fees Paid, Amount	$ 2,080,778
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$420,714,879
Total number of portfolio holdings	476
Portfolio turnover (%)	37%
Total management fees paid for the year	$2,080,778

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Bond Fund to Nuveen International Bond Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Bond Fund to Nuveen International Bond Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171518 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund (Formerly known as TIAA-CREF International Bond Fund)
Class Name	Premier Class Shares
Trading Symbol	TIBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$79	0.75%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%	[108]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Bond Fund returned 10.28% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg Global Aggregate ex-USD Index (Hedged), which returned 9.28%.

•  Top contributors to relative performance

»   Overweights to government-related credit, particularly in emerging markets (EM), and corporate bonds, primarily high-yield corporate bonds.

»   Out-of-benchmark exposure to commercial mortgage-backed securities and U.S. dollar-denominated securities.

»   Yield curve positioning.

»   Security selection within global treasuries, most notably in EM issuers.

•  Top detractors from relative performance

»   Unhedged foreign currency exposure, particularly to EM currencies.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/5/16)

Premier Class Shares at NAV	10.28%	0.30%	1.69%

Bloomberg Global Aggregate Bond Index	9.54%	(1.64)%	(0.27)%

Bloomberg Global Aggregate ex-USD Index (Hedged)	9.28%	0.65%	1.84%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 420,714,879
Holdings Count | Holding	476
Advisory Fees Paid, Amount	$ 2,080,778
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$420,714,879

Total number of portfolio holdings	476

Portfolio turnover (%)	37%

Total management fees paid for the year	$2,080,778

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Bond Fund to Nuveen International Bond Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Bond Fund to Nuveen International Bond Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171517 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund (Formerly known as TIAA-CREF International Bond Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TIBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$63	0.60%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%	[109]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Bond Fund returned 10.37% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned 9.28%.

•  Top contributors to relative performance

»   Overweights to government-related credit, particularly in emerging markets (EM), and corporate bonds, primarily high-yield corporate bonds.

»   Out‑of‑benchmark exposure to commercial mortgage-backed securities and U.S. dollar-denominated securities.

»   Yield curve positioning.

»   Security selection within global treasuries, most notably in EM issuers.

•  Top detractors from relative performance

»   Unhedged foreign currency exposure, particularly to EM currencies.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Years	Since Inception (8/5/16)
Class R6 Shares at NAV	10.37%	0.48%	1.84%
Bloomberg Global Aggregate Bond Index	9.54%	(1.64)%	(0.27)%
Bloomberg Global Aggregate ex‑USD Index (Hedged)	9.28%	0.65%	1.84%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 420,714,879
Holdings Count | Holding	476
Advisory Fees Paid, Amount	$ 2,080,778
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$420,714,879
Total number of portfolio holdings	476
Portfolio turnover (%)	37%
Total management fees paid for the year	$2,080,778

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Bond Fund to Nuveen International Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Bond Fund to Nuveen International Bond Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171520 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund (Formerly known as TIAA-CREF International Bond Fund)
Class Name	Retirement Class Shares
Trading Symbol	TIBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$89	0.85%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%	[110]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Bond Fund returned 10.14% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg Global Aggregate ex-USD Index (Hedged), which returned 9.28%.

•  Top contributors to relative performance

»   Overweights to government-related credit, particularly in emerging markets (EM), and corporate bonds, primarily high-yield corporate bonds.

»   Out-of-benchmark exposure to commercial mortgage-backed securities and U.S. dollar-denominated securities.

»   Yield curve positioning.

»   Security selection within global treasuries, most notably in EM issuers.

•  Top detractors from relative performance

»   Unhedged foreign currency exposure, particularly to EM currencies.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/5/16)
Retirement Class Shares at NAV	10.14%	0.23%	1.60%
Bloomberg Global Aggregate Bond Index	9.54%	(1.64)%	(0.27)%
Bloomberg Global Aggregate ex‑USD Index (Hedged)	9.28%	0.65%	1.84%

Performance Inception Date	Aug. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 420,714,879
Holdings Count | Holding	476
Advisory Fees Paid, Amount	$ 2,080,778
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$420,714,879
Total number of portfolio holdings	476
Portfolio turnover (%)	37%
Total management fees paid for the year	$2,080,778

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These rati ngs are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These rati ngs are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Bond Fund to Nuveen International Bond Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Bond Fund to Nuveen International Bond Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202768 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund (Formerly known as TIAA-CREF International Bond Fund)
Class Name	Class W Shares
Trading Symbol	TIBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen International Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class W Shares	$1	0.01%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[111]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Bond Fund returned 11.08% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned 9.28%.

•  Top contributors to relative performance

»   Overweights to government-related credit, particularly in emerging markets (EM), and corporate bonds, primarily high-yield corporate bonds.

»   Out‑of‑benchmark exposure to commercial mortgage-backed securities and U.S. dollar-denominated securities.

»   Yield curve positioning.

»   Security selection within global treasuries, most notably in EM issuers.

•  Top detractors from relative performance

»   Unhedged foreign currency exposure, particularly to EM currencies.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)
Class W Shares at NAV	11.08%	1.08%	2.79%
Bloomberg Global Aggregate Bond Index	9.54%	(1.64)%	(0.04)%
Bloomberg Global Aggregate ex‑USD Index (Hedged)	9.28%	0.65%	2.15%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 420,714,879
Holdings Count | Holding	476
Advisory Fees Paid, Amount	$ 2,080,778
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$420,714,879
Total number of portfolio holdings	476
Portfolio turnover (%)	37%
Total management fees paid for the year	$2,080,778

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Bond Fund to Nuveen International Bond Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Bond Fund to Nuveen International Bond Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033996 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund (Formerly known as TIAA-CREF International Equity Fund)
Class Name	Class A Shares (Formerly known as Retail Class Shares)
Trading Symbol	TIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$86	0.78%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.78%	[112]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Fund returned 19.32% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Hitachi, Ltd. and Recruit Holdings Co., Ltd.

»   An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the materials sector, led by an overweight to CRH plc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including an overweight to Kering SA.

»   Security selection in the financials sector, including an out‑of‑benchmark position in Grupo Financiero Banorte SAB de CV.

»   An overweight and security selection in the energy sector, including overweights to Equinor ASA and BP p.l.c.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	19.32%	6.65%	4.78%

Class A at maximum sales charge (Offering Price)	12.47%	5.38%	4.16%

MSCI EAFE® Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,590,077,506
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 30,136,404
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,590,077,506

Total number of portfolio holdings	71

Portfolio turnover (%)	13%

Total management fees paid for the year	$30,136,404

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Fund to Nuveen International Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Fund to Nuveen International Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162558 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund(Formerly known as TIAA-CREF International Equity Fund)
Class Name	Class I Shares (Formerly known as Advisor Class Shares)
Trading Symbol	TIEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$64	0.58%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%	[113]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Fund returned 19.54% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Hitachi, Ltd. and Recruit Holdings Co., Ltd.

»   An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the materials sector, led by an overweight to CRH plc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including an overweight to Kering SA.

»   Security selection in the financials sector, including an out‑of‑benchmark position in Grupo Financiero Banorte SAB de CV.

»   An overweight and security selection in the energy sector, including overweights to Equinor ASA and BP p.l.c.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	19.54%	6.88%	5.48%

MSCI EAFE® Index	22.97%	6.24%	6.19%

Performance Inception Date	Dec. 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,590,077,506
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 30,136,404
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,590,077,506

Total number of portfolio holdings	71

Portfolio turnover (%)	13%

Total management fees paid for the year	$30,136,404

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Fund to Nuveen International Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Fund to Nuveen International Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079565 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund(Formerly known as TIAA-CREF International Equity Fund)
Class Name	Premier Class Shares
Trading Symbol	TREPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$67	0.61%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%	[114]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Fund returned 19.55% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Hitachi, Ltd. and Recruit Holdings Co., Ltd.

»   An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the materials sector, led by an overweight to CRH plc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including an overweight to Kering SA.

»   Security selection in the financials sector, including an out‑of‑benchmark position in Grupo Financiero Banorte SAB de CV.

»   An overweight and security selection in the energy sector, including overweights to Equinor ASA and BP p.l.c.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	19.55%	6.83%	4.95%

MSCI EAFE® Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,590,077,506
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 30,136,404
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,590,077,506

Total number of portfolio holdings	71

Portfolio turnover (%)	13%

Total management fees paid for the year	$30,136,404

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Fund to Nuveen International Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Fund to Nuveen International Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014645 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund (Formerly known as TIAA-CREF International Equity Fund)
Class Name	Class R6 Shares (Formerly known as Institutional Class Shares)
Trading Symbol	TIIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$51	0.46%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.46%	[115]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Fund returned 19.72% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Hitachi, Ltd. and Recruit Holdings Co., Ltd.

»   An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the materials sector, led by an overweight to CRH plc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including an overweight to Kering SA.

»   Security selection in the financials sector, including an out‑of‑benchmark position in Grupo Financiero Banorte SAB de CV.

»   An overweight and security selection in the energy sector, including overweights to Equinor ASA and BP p.l.c.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	19.72%	6.97%	5.11%

MSCI EAFE® Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,590,077,506
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 30,136,404
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,590,077,506

Total number of portfolio holdings	71

Portfolio turnover (%)	13%

Total management fees paid for the year	$30,136,404

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Fund to Nuveen International Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Fund to Nuveen International Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014646 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund (Formerly known as TIAA-CREF International Equity Fund)
Class Name	Retirement Class Shares
Trading Symbol	TRERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$78	0.71%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%	[116]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Fund returned 19.40% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Hitachi, Ltd. and Recruit Holdings Co., Ltd.

»   An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the materials sector, led by an overweight to CRH plc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including an overweight to Kering SA.

»   Security selection in the financials sector, including an out‑of‑benchmark position in Grupo Financiero Banorte SAB de CV.

»   An overweight and security selection in the energy sector, including overweights to Equinor ASA and BP p.l.c.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10‑Year

Retirement Class Shares at NAV	19.40%	6.72%	4.85%

MSCI EAFE® Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,590,077,506
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 30,136,404
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,590,077,506

Total number of portfolio holdings	71

Portfolio turnover (%)	13%

Total management fees paid for the year	$30,136,404

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Fund to Nuveen International Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Fund to Nuveen International Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202750 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund(Formerly known as TIAA-CREF International Equity Fund)
Class Name	Class W Shares
Trading Symbol	TIEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen International Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[117]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
•
The Nuveen International Equity Fund returned 20.23% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%.

•	Top contributors to relative performance
»	Security selection in the industrials sector, led by overweights to Hitachi, Ltd. and Recruit Holdings Co., Ltd.
»	An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.
»	Security selection in the materials sector, led by an overweight to CRH plc.
•	Top detractors from relative performance
»	Security selection in the consumer discretionary sector, including an overweight to Kering SA.
»	Security selection in the financials sector, including an out‑of‑benchmark position in Grupo Financiero Banorte SAB de CV.
»	An overweight and security selection in the energy sector, including overweights to Equinor ASA and BP p.l.c.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	20.23%	7.47%	5.55%

MSCI EAFE® Index	22.97%	6.24%	5.48%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 6,590,077,506
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 30,136,404
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$6,590,077,506

Total number of portfolio holdings	71

Portfolio turnover (%)	13%

Total management fees paid for the year	$30,136,404

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Fund to Nuveen International Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Fund to Nuveen International Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

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